Schedule of Investments (unaudited)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$10	$9,906
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	1,180	1,152,326
3.65%, 11/01/24 (Call 08/01/24)(a)	842	830,920
		1,993,152
Aerospace & Defense — 1.9%
Boeing Co. (The)
1.43%, 02/04/24 (Call 01/09/24)	2,462	2,460,800
1.95%, 02/01/24	842	842,000
2.20%, 02/04/26 (Call 01/09/24)	4,672	4,402,867
2.70%, 02/01/27 (Call 12/01/26)	645	603,688
2.75%, 02/01/26 (Call 01/01/26)	1,385	1,320,753
3.10%, 05/01/26 (Call 03/01/26)	755	723,307
3.25%, 02/01/28 (Call 12/01/27)(a)	1,120	1,048,997
4.88%, 05/01/25 (Call 04/01/25)	2,998	2,977,996
5.04%, 05/01/27 (Call 03/01/27)	1,874	1,877,316
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	625	579,255
2.13%, 08/15/26 (Call 05/15/26)	340	321,517
2.38%, 11/15/24 (Call 09/15/24)(a)	585	573,096
2.63%, 11/15/27 (Call 08/15/27)(a)	75	70,099
3.25%, 04/01/25 (Call 03/01/25)(a)	718	705,142
3.50%, 05/15/25 (Call 03/15/25)	773	760,687
3.50%, 04/01/27 (Call 02/01/27)	800	778,581
3.75%, 05/15/28 (Call 02/15/28)	940	917,112
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	550	559,205
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	500	452,200
5.90%, 02/01/27	500	506,875
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	749	736,950
3.85%, 12/15/26 (Call 09/15/26)	580	567,528
4.40%, 06/15/28 (Call 03/15/28)	1,575	1,554,143
5.40%, 01/15/27	1,140	1,161,874
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	958	941,167
4.45%, 05/15/28 (Call 04/15/28)	505	504,988
4.50%, 02/15/29 (Call 01/15/29)	350	350,545
4.95%, 10/15/25 (Call 09/15/25)(a)	610	612,929
5.10%, 11/15/27 (Call 10/15/27)	680	697,516
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	549	538,362
3.20%, 02/01/27 (Call 11/01/26)	518	499,564
3.25%, 01/15/28 (Call 10/15/27)	1,720	1,639,057
4.60%, 02/01/29 (Call 01/01/29)	475	475,875
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	425	402,896
3.13%, 05/04/27 (Call 02/04/27)	604	575,032
3.20%, 03/15/24 (Call 01/16/24)	676	673,996
3.50%, 03/15/27 (Call 12/15/26)	1,725	1,663,485
3.95%, 08/16/25 (Call 06/16/25)(a)	1,451	1,433,171
4.13%, 11/16/28 (Call 08/16/28)	2,530	2,467,811
5.00%, 02/27/26 (Call 01/27/26)	450	452,200
5.75%, 11/08/26 (Call 10/08/26)	880	902,084
5.75%, 01/15/29 (Call 12/15/28)	680	709,607
		42,042,273
Security	Par (000)	Value

Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$766	$740,636
2.63%, 09/16/26 (Call 06/16/26)(a)	494	469,301
4.40%, 02/14/26 (Call 12/14/25)	945	936,036
6.20%, 11/01/28 (Call 10/01/28)(a)	370	390,069
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	1,000	942,135
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,500	1,346,739
2.79%, 09/06/24 (Call 08/06/24)	960	944,060
3.22%, 08/15/24 (Call 06/15/24)	1,531	1,510,879
3.22%, 09/06/26 (Call 07/06/26)	923	883,228
3.56%, 08/15/27 (Call 05/15/27)	1,197	1,144,124
4.70%, 04/02/27 (Call 02/02/27)(a)	924	917,163
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,129	1,052,404
4.45%, 03/16/28 (Call 02/16/28)	875	855,831
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	612	581,404
3.25%, 08/15/26 (Call 05/15/26)	750	722,028
3.75%, 09/25/27 (Call 06/25/27)	190	183,475
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	693	636,335
1.50%, 05/01/25 (Call 04/01/25)(a)	685	657,480
2.75%, 02/25/26 (Call 11/25/25)(a)	677	650,213
2.88%, 05/01/24 (Call 04/01/24)	736	731,287
3.13%, 08/17/27 (Call 05/17/27)	50	47,549
3.13%, 03/02/28 (Call 12/02/27)	170	160,296
3.25%, 11/10/24	777	765,329
3.38%, 08/11/25 (Call 05/11/25)	703	688,982
4.88%, 02/13/26	1,510	1,514,844
4.88%, 02/15/28 (Call 01/15/28)	2,085	2,101,486
5.00%, 11/17/25	635	638,088
5.13%, 11/15/24	790	789,659
5.13%, 11/17/27 (Call 10/17/27)	1,305	1,323,792
5.25%, 09/07/28 (Call 08/07/28)	770	788,753
Reynolds American Inc., 4.45%, 06/12/25
(Call 03/12/25)	1,782	1,763,607
		26,877,212
Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,715	1,726,996
5.25%, 05/04/25 (Call 04/04/25)	1,345	1,345,507
		3,072,503
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	960	910,367
2.40%, 03/27/25 (Call 02/27/25)	978	952,315
2.75%, 03/27/27 (Call 01/27/27)	867	825,760
Tapestry Inc.
7.00%, 11/27/26	1,325	1,367,405
7.05%, 11/27/25	365	373,467
7.35%, 11/27/28 (Call 10/27/28)	645	674,711
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	692	665,258
2.80%, 04/23/27 (Call 02/23/27)	460	424,516
		6,193,799
Auto Manufacturers — 4.2%
American Honda Finance Corp.
0.55%, 07/12/24(a)	789	771,843

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
0.75%, 08/09/24(a)	$875	$854,683
1.00%, 09/10/25	758	714,726
1.20%, 07/08/25	759	720,708
1.30%, 09/09/26	792	729,778
1.50%, 01/13/25(a)	505	488,372
2.00%, 03/24/28	640	581,267
2.15%, 09/10/24	687	674,037
2.25%, 01/12/29	500	449,554
2.30%, 09/09/26	270	255,350
2.35%, 01/08/27	350	330,625
2.40%, 06/27/24	453	447,473
2.90%, 02/16/24	390	389,580
3.50%, 02/15/28	430	414,882
4.70%, 01/12/28	330	333,056
4.75%, 01/12/26	260	260,624
4.95%, 01/09/26	500	502,475
5.00%, 05/23/25	615	616,689
5.13%, 07/07/28	735	752,274
5.25%, 07/07/26	905	921,306
5.65%, 11/15/28	575	600,868
Series A, 4.60%, 04/17/25	775	772,751
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	554	521,567
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	1,500	1,461,364
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	200	193,000
2.70%, 08/10/26 (Call 07/10/26)	805	747,467
2.90%, 02/16/28 (Call 12/16/27)	765	686,816
3.38%, 11/13/25 (Call 10/13/25)(a)	700	671,616
3.66%, 09/08/24	200	197,227
3.82%, 11/02/27 (Call 08/02/27)	565	529,727
4.06%, 11/01/24 (Call 10/01/24)	1,625	1,604,606
4.13%, 08/04/25	1,200	1,169,790
4.13%, 08/17/27 (Call 06/17/27)	930	882,615
4.27%, 01/09/27 (Call 11/09/26)	760	731,512
4.39%, 01/08/26	1,010	984,053
4.54%, 08/01/26 (Call 06/01/26)	700	680,507
4.95%, 05/28/27 (Call 04/28/27)	1,300	1,271,425
5.13%, 06/16/25 (Call 05/16/25)	1,500	1,486,245
5.80%, 03/05/27 (Call 02/05/27)(a)	1,075	1,081,367
6.80%, 05/12/28 (Call 04/12/28)	1,690	1,753,096
6.80%, 11/07/28 (Call 10/07/28)	1,375	1,435,682
6.95%, 03/06/26 (Call 02/06/26)	1,000	1,022,704
6.95%, 06/10/26 (Call 05/10/26)	805	825,970
7.35%, 11/04/27 (Call 10/04/27)(a)	1,275	1,339,438
General Motors Co.
4.00%, 04/01/25(a)	704	695,351
4.20%, 10/01/27 (Call 07/01/27)(a)	625	610,950
5.00%, 10/01/28 (Call 07/01/28)	5	5,023
6.13%, 10/01/25 (Call 09/01/25)	1,708	1,732,870
6.80%, 10/01/27 (Call 08/01/27)(a)	925	976,143
General Motors Financial Co. Inc.
1.05%, 03/08/24	690	686,884
1.20%, 10/15/24	965	936,815
1.25%, 01/08/26 (Call 12/08/25)	1,386	1,289,228
1.50%, 06/10/26 (Call 05/10/26)	1,050	966,889
2.35%, 02/26/27 (Call 01/26/27)	955	882,290
2.40%, 04/10/28 (Call 02/10/28)	1,115	1,001,072
2.40%, 10/15/28 (Call 08/15/28)	900	799,118
2.70%, 08/20/27 (Call 06/20/27)	830	768,369
2.75%, 06/20/25 (Call 05/20/25)	1,068	1,033,476
2.90%, 02/26/25 (Call 01/26/25)	510	497,660
Security	Par (000)	Value

Auto Manufacturers (continued)
3.50%, 11/07/24 (Call 09/07/24)	$781	$770,165
3.80%, 04/07/25	1,135	1,116,340
3.95%, 04/13/24 (Call 02/13/24)(a)	956	951,822
4.00%, 01/15/25 (Call 10/15/24)	605	596,785
4.00%, 10/06/26 (Call 07/06/26)	645	630,126
4.30%, 07/13/25 (Call 04/13/25)	865	853,110
4.35%, 04/09/25 (Call 02/09/25)	1,098	1,087,109
4.35%, 01/17/27 (Call 10/17/26)	1,185	1,162,707
5.00%, 04/09/27 (Call 03/09/27)	1,145	1,141,159
5.25%, 03/01/26 (Call 12/01/25)	1,100	1,103,297
5.40%, 04/06/26	720	724,673
5.65%, 01/17/29 (Call 10/17/28)	540	551,380
5.80%, 06/23/28 (Call 05/23/28)	1,380	1,415,453
5.80%, 01/07/29 (Call 12/07/28)(a)	575	590,707
6.00%, 01/09/28 (Call 12/09/27)	900	927,837
6.05%, 10/10/25	1,140	1,156,418
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,065	1,035,644
2.53%, 03/10/27 (Call 02/10/27)	1,130	1,064,748
PACCAR Financial Corp.
4.45%, 03/30/26	10	9,982
4.60%, 01/31/29	325	327,349
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	1,065	1,057,697
1.34%, 03/25/26 (Call 02/25/26)	1,011	944,093
2.36%, 07/02/24	590	583,961
3.67%, 07/20/28(a)	495	486,666
5.12%, 07/13/28 (Call 06/13/28)	400	413,913
5.28%, 07/13/26 (Call 06/13/26)(a)	320	325,462
Toyota Motor Credit Corp.
0.50%, 06/18/24(a)	845	830,221
0.63%, 09/13/24(a)	1,010	981,922
0.80%, 10/16/25	1,069	1,001,951
0.80%, 01/09/26(a)	724	673,761
1.13%, 06/18/26	990	915,671
1.15%, 08/13/27(a)	65	58,159
1.45%, 01/13/25(a)	1,410	1,363,921
1.80%, 02/13/25	536	518,890
1.90%, 01/13/27	868	805,808
1.90%, 04/06/28(a)	300	271,587
2.00%, 10/07/24	596	582,856
2.50%, 03/22/24	575	572,684
2.90%, 04/17/24(a)	492	489,166
3.00%, 04/01/25	1,317	1,290,285
3.05%, 03/22/27	1,200	1,150,021
3.05%, 01/11/28(a)	175	166,721
3.20%, 01/11/27(a)	1,174	1,133,779
3.40%, 04/14/25	569	559,660
3.65%, 08/18/25	870	856,462
3.65%, 01/08/29	400	384,199
3.95%, 06/30/25	950	938,676
4.40%, 09/20/24	1,220	1,214,142
4.45%, 05/18/26	1,065	1,061,390
4.55%, 09/20/27	1,605	1,611,540
4.63%, 01/12/28(a)	830	836,042
4.65%, 01/05/29	325	325,868
4.80%, 01/10/25(a)	685	683,501
4.80%, 01/05/26(a)	325	326,022
5.00%, 08/14/26	645	651,121
5.25%, 09/11/28(a)	820	843,246
5.40%, 11/10/25(a)	715	724,476

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 11/20/26(a)	$555	$566,855
5.45%, 11/10/27	395	408,649
5.60%, 09/11/25	350	354,878
		92,925,586
Auto Parts & Equipment — 0.2%
Aptiv PLC, 2.40%, 02/18/25 (Call 01/09/24)	715	693,825
BorgWarner Inc., 2.65%, 07/01/27
(Call 05/01/27)(a)	955	891,762
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	480	463,086
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	748	745,726
4.15%, 10/01/25 (Call 07/01/25)	668	659,353
		3,453,752
Banks — 34.3%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	543	533,999
5.09%, 12/08/25	225	226,571
5.38%, 07/03/25	405	408,257
Australia & New Zealand Banking Group Ltd./New
York NY
4.75%, 01/18/27	750	753,952
5.67%, 10/03/25	795	806,795
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,385	1,296,302
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(b)	735	739,087
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(b)	85	86,832
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	1,145	1,038,778
1.85%, 03/25/26	1,500	1,397,461
2.71%, 06/27/24	1,581	1,563,915
2.75%, 05/28/25	1,543	1,491,489
3.50%, 03/24/25	1,350	1,322,158
3.80%, 02/23/28	1,040	987,195
3.89%, 05/24/24	985	980,461
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	1,500	1,445,137
4.25%, 04/11/27	1,170	1,133,686
4.38%, 04/12/28	1,400	1,356,946
5.15%, 08/18/25	735	731,765
5.29%, 08/18/27(a)	2,040	2,044,746
5.59%, 08/08/28	1,310	1,334,552
5.74%, 06/30/24, (1-year CMT + 0.450%)(b)	385	384,738
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(b)	800	826,801
6.61%, 11/07/28	1,040	1,105,177
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24),
(1-day SOFR + 0.690%)(a)(b)	2,016	1,992,098
0.98%, 09/25/25 (Call 09/25/24),
(1-day SOFR + 0.910%)(b)	1,750	1,697,889
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(a)(b)	2,015	1,879,317
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(b)	2,398	2,269,193
1.53%, 12/06/25 (Call 12/06/24),
(1-day SOFR + 0.650%)(a)(b)	945	912,186
Security	Par (000)	Value

Banks (continued)
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(b)	$4,548	$4,190,199
1.84%, 02/04/25 (Call 02/04/24),
(1-day SOFR + 0.670%)(b)	755	754,745
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(b)	1,380	1,331,609
2.46%, 10/22/25 (Call 10/22/24),
(3-mo. SOFR + 1.132%)(a)(b)	1,657	1,619,072
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	2,110	1,963,900
3.09%, 10/01/25 (Call 10/01/24),
(3-mo. SOFR + 1.352%)(b)	637	626,297
3.25%, 10/21/27 (Call 10/21/26)(a)	1,530	1,461,954
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(a)(b)	1,815	1,777,367
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	2,450	2,395,068
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	4,250	4,013,213
3.46%, 03/15/25 (Call 03/15/24),
(3-mo. SOFR + 1.232%)(a)(b)	975	972,240
3.50%, 04/19/26	2,052	1,999,430
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	2,200	2,125,930
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	2,020	1,926,254
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	2,050	1,969,922
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	2,155	2,088,470
3.84%, 04/25/25 (Call 04/27/24),
(1-day SOFR + 1.110%)(b)	1,570	1,562,917
3.88%, 08/01/25	1,697	1,675,030
4.00%, 04/01/24(a)	1,841	1,836,145
4.00%, 01/22/25	2,340	2,310,567
4.20%, 08/26/24	1,665	1,654,441
4.25%, 10/22/26	1,815	1,789,131
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	2,075	2,033,801
4.45%, 03/03/26	1,671	1,655,860
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	1,770	1,760,276
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	2,638	2,641,765
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	1,765	1,765,256
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(a)(b)	1,410	1,440,629
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	1,360	1,420,685
Series L, 3.95%, 04/21/25(a)	2,142	2,107,733
Series L, 4.18%, 11/25/27 (Call 11/25/26)	2,260	2,199,409
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(b)	2,325	2,164,204
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	1,600	1,630,868
5.65%, 08/18/25 (Call 07/18/25)	1,725	1,747,638
Bank of Montreal
0.63%, 07/09/24	1,095	1,074,039
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(b)	795	734,152

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.25%, 09/15/26	$1,037	$948,402
1.50%, 01/10/25	1,135	1,097,393
1.85%, 05/01/25	1,180	1,135,630
2.15%, 03/08/24	915	911,944
2.50%, 06/28/24	955	944,165
2.65%, 03/08/27	1,150	1,083,454
3.70%, 06/07/25	1,110	1,090,561
5.20%, 12/12/24(a)	1,010	1,010,594
5.20%, 02/01/28 (Call 01/01/28)	1,090	1,107,903
5.27%, 12/11/26	580	587,321
5.30%, 06/05/26	530	535,232
5.72%, 09/25/28 (Call 08/25/28)	1,000	1,037,632
5.92%, 09/25/25	885	899,258
Series E, 3.30%, 02/05/24	877	876,836
Series H, 4.25%, 09/14/24	745	739,245
Series H, 4.70%, 09/14/27 (Call 08/14/27)	315	314,837
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	473	467,775
0.75%, 01/28/26 (Call 12/28/25)	739	684,538
1.05%, 10/15/26 (Call 09/15/26)	450	408,644
1.60%, 04/24/25 (Call 03/24/25)	907	872,869
2.05%, 01/26/27 (Call 12/26/26)(a)	495	461,945
2.10%, 10/24/24	875	859,283
2.45%, 08/17/26 (Call 05/17/26)(a)	715	677,686
2.80%, 05/04/26 (Call 02/04/26)	740	710,488
3.00%, 10/30/28 (Call 07/30/28)	525	489,305
3.25%, 09/11/24 (Call 08/11/24)	435	431,433
3.25%, 05/16/27 (Call 02/16/27)	340	325,958
3.40%, 05/15/24 (Call 04/15/24)(a)	298	296,227
3.40%, 01/29/28 (Call 10/29/27)	265	253,787
3.85%, 04/28/28	260	253,517
Series 12, 3.65%, 02/04/24 (Call 01/09/24)	683	682,959
Series G, 3.00%, 02/24/25 (Call 01/24/25)	482	471,392
Series J, 0.85%, 10/25/24 (Call 09/25/24)	640	619,703
Bank of Nova Scotia (The)
0.65%, 07/31/24	840	820,758
0.70%, 04/15/24	1,070	1,059,405
1.05%, 03/02/26	952	880,797
1.30%, 06/11/25	857	815,506
1.30%, 09/15/26	945	865,705
1.35%, 06/24/26(a)	815	751,417
1.45%, 01/10/25(a)	1,205	1,164,080
1.95%, 02/02/27	725	672,012
2.20%, 02/03/25	1,000	972,139
2.44%, 03/11/24(a)	495	493,301
2.70%, 08/03/26	355	337,169
2.95%, 03/11/27	620	589,306
3.40%, 02/11/24	881	880,531
3.45%, 04/11/25	1,440	1,411,855
4.50%, 12/16/25	1,041	1,025,581
4.75%, 02/02/26	620	619,232
5.25%, 12/06/24(a)	290	290,077
5.25%, 06/12/28	815	829,675
5.35%, 12/07/26	625	633,047
5.45%, 06/12/25	870	874,938
Barclays Bank PLC, 3.75%, 05/15/24(a)	380	379,097
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(b)	1,320	1,213,824
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(b)	1,382	1,337,055
Security	Par (000)	Value

Banks (continued)
3.65%, 03/16/25(a)	$1,561	$1,532,153
3.93%, 05/07/25 (Call 05/07/24),
(3-mo. LIBOR US + 1.610%)(b)	1,597	1,589,909
4.34%, 01/10/28 (Call 01/10/27)	1,210	1,175,095
4.38%, 01/12/26	2,361	2,330,448
4.84%, 05/09/28 (Call 05/07/27)	1,816	1,767,706
5.20%, 05/12/26	1,597	1,584,309
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	1,040	1,037,763
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	1,330	1,336,252
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)(b)	1,900	1,916,372
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(b)	525	539,817
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(b)	1,185	1,223,853
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	1,035	1,105,393
BNP Paribas SA, 4.25%, 10/15/24	218	216,265
BPCE SA
3.38%, 12/02/26	250	241,386
4.00%, 04/15/24	1,084	1,082,431
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	178	166,748
1.00%, 10/18/24	495	480,226
2.25%, 01/28/25(a)	623	605,543
3.10%, 04/02/24	743	740,001
3.30%, 04/07/25	805	788,554
3.45%, 04/07/27 (Call 03/07/27)	460	443,434
3.95%, 08/04/25	920	907,522
5.00%, 04/28/28 (Call 03/28/28)	915	920,117
5.14%, 04/28/25	915	915,551
5.99%, 10/03/28 (Call 09/03/28)	675	706,636
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	1,620	1,651,437
5.80%, 09/29/28 (Call 08/29/28)	2,145	2,236,206
5.86%, 09/29/25 (Call 08/29/25)	935	951,871
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24),
(1-day SOFR + 0.669%)(a)(b)	1,800	1,776,167
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(b)	2,359	2,177,959
1.28%, 11/03/25 (Call 11/03/24),
(1-day SOFR + 0.528%)(a)(b)	1,090	1,053,572
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(a)(b)	2,520	2,314,213
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(a)(b)	2,030	1,957,876
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	2,400	2,267,478
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	3,203	3,120,904
3.20%, 10/21/26 (Call 07/21/26)	2,750	2,630,985
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(b)	1,715	1,675,310
3.30%, 04/27/25	1,641	1,607,101
3.35%, 04/24/25 (Call 04/24/24),
(3-mo. SOFR + 1.158%)(a)(b)	2,473	2,459,671
3.40%, 05/01/26	1,980	1,916,613

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	$2,180	$2,064,671
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	2,420	2,314,822
3.70%, 01/12/26	1,047	1,023,386
3.75%, 06/16/24(a)	441	438,111
3.88%, 03/26/25(a)	1,188	1,170,432
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	2,585	2,509,037
4.00%, 08/05/24	715	708,743
4.13%, 07/25/28	2,025	1,965,433
4.14%, 05/24/25 (Call 05/24/24),
(1-day SOFR + 1.372%)(a)(b)	1,220	1,213,678
4.30%, 11/20/26	1,050	1,031,928
4.40%, 06/10/25	2,377	2,349,833
4.45%, 09/29/27	3,564	3,490,281
4.60%, 03/09/26	1,490	1,477,075
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)(b)	1,500	1,489,046
5.50%, 09/13/25	1,511	1,521,002
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(b)	2,560	2,577,517
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	457	439,032
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(b)	370	356,546
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	250	239,131
4.12%, 05/23/25 (Call 05/23/24),
(1-day SOFR + 1.395%)(b)	370	367,121
6.06%, 10/24/25 (Call 10/24/24),
(1-day SOFR + 1.450%)(b)	340	339,349
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/25/26)	218	204,888
Comerica Bank, 2.50%, 07/23/24	433	425,935
Commonwealth Bank of Australia/New York
5.08%, 01/10/25	115	115,047
5.50%, 09/12/25	340	343,823
Commonwealth Bank of Australia/New York NY,
5.32%, 03/13/26	255	258,345
Cooperatieve Rabobank UA
3.75%, 07/21/26	346	333,624
4.38%, 08/04/25	1,284	1,265,142
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25(a)	1,030	995,281
3.38%, 05/21/25	1,045	1,025,871
3.88%, 08/22/24	825	817,836
4.80%, 01/09/29	250	251,702
4.85%, 01/09/26	250	250,948
5.00%, 01/13/25	430	429,949
5.50%, 10/05/26	250	255,387
Credit Suisse AG/New York NY
0.50%, 02/02/24(a)	760	760,000
1.25%, 08/07/26	825	750,423
2.95%, 04/09/25	1,026	997,045
3.63%, 09/09/24	2,563	2,532,962
3.70%, 02/21/25	1,550	1,525,665
4.75%, 08/09/24	955	951,743
5.00%, 07/09/27	661	660,405
7.50%, 02/15/28	2,258	2,462,282
7.95%, 01/09/25	900	921,267
Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG, 4.50%, 04/01/25(a)	$1,170	$1,149,741
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	745	738,968
Deutsche Bank AG/New York NY
0.90%, 05/28/24	950	936,225
1.45%, 04/01/25 (Call 04/01/24),
(1-day SOFR + 1.131%)(a)(b)	585	580,224
1.69%, 03/19/26	845	789,630
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	1,285	1,210,303
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	1,445	1,321,592
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	920	845,510
3.70%, 05/30/24	749	745,499
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(a)(b)	1,781	1,752,119
4.16%, 05/13/25	335	331,140
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(a)(b)	1,010	1,017,655
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(b)	700	725,183
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,008	988,196
3.45%, 07/27/26 (Call 04/27/26)	415	394,433
4.65%, 09/13/28 (Call 06/13/28)	900	861,322
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(b)	385	348,529
2.38%, 01/28/25 (Call 12/29/24)	224	217,639
2.55%, 05/05/27 (Call 04/05/27)	410	379,374
3.95%, 03/14/28 (Call 02/14/28)	248	239,367
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)(b)	535	552,336
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	425	392,891
3.85%, 03/15/26 (Call 02/15/26)	200	193,964
3.95%, 07/28/25 (Call 06/28/25)	230	226,063
5.85%, 10/27/25 (Call 10/27/24),
(1-day SOFR + 1.230%)(b)	845	845,987
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(b)	750	714,588
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)	1,570	1,456,931
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(b)	2,810	2,598,250
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)(b)	2,880	2,627,543
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	4,070	3,742,898
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	2,920	2,720,736
3.00%, 03/15/24	1,910	1,904,289
3.27%, 09/29/25 (Call 09/29/24),
(3-mo. SOFR + 1.463%)(a)(b)	1,101	1,084,069
3.50%, 01/23/25 (Call 10/23/24)(a)	2,215	2,180,680
3.50%, 04/01/25 (Call 03/01/25)	3,108	3,049,574
3.50%, 11/16/26 (Call 11/16/25)	2,670	2,580,370
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	3,155	3,027,344
3.63%, 02/20/24 (Call 01/20/24)(a)	1,399	1,397,561

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	$2,485	$2,385,230
3.75%, 05/22/25 (Call 02/22/25)(a)	2,071	2,036,793
3.75%, 02/25/26 (Call 11/25/25)(a)	1,562	1,528,405
3.85%, 07/08/24 (Call 04/08/24)(a)	1,696	1,685,588
3.85%, 01/26/27 (Call 01/26/26)	3,545	3,459,375
4.00%, 03/03/24	878	876,703
4.25%, 10/21/25	1,806	1,780,415
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(b)	880	869,664
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	2,495	2,456,785
5.70%, 11/01/24	1,545	1,550,374
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(b)	1,575	1,589,678
5.85%, 09/10/24 (Call 08/10/24),
(1-day SOFR + 0.505%)(b)	1,120	1,119,508
5.95%, 01/15/27	1,090	1,122,498
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24),
(1-day SOFR + 0.708%)(b)	1,992	1,961,665
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	1,905	1,751,585
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)	1,966	1,876,105
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)	2,030	1,815,876
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(b)	1,940	1,854,895
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)(b)	2,755	2,538,629
2.63%, 11/07/25 (Call 11/07/24),
(3-mo. SOFR + 1.401%)(b)	1,840	1,796,704
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)	470	457,107
3.80%, 03/11/25 (Call 03/11/24),
(3-mo. SOFR + 1.472%)(a)(b)	1,912	1,907,773
3.90%, 05/25/26	2,340	2,281,144
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	2,500	2,415,599
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(b)	1,305	1,288,286
4.25%, 03/14/24	1,679	1,675,955
4.25%, 08/18/25	1,507	1,484,222
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(b)	1,303	1,280,555
4.30%, 03/08/26	2,758	2,716,236
4.38%, 11/23/26	985	961,781
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	2,210	2,181,532
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(b)	2,375	2,374,344
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(b)	2,145	2,175,663
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	610	630,296
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(b)	2,010	2,086,028
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	1,070	1,147,327
Security	Par (000)	Value

Banks (continued)
HSBC USA Inc.
3.50%, 06/23/24	$659	$654,322
3.75%, 05/24/24(a)	830	825,250
5.63%, 03/17/25	915	920,463
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	677	666,364
4.00%, 05/15/25 (Call 04/15/25)	240	235,670
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(b)	355	345,156
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24),
(1-day SOFR + 1.205%)(a)(b)	250	247,483
5.70%, 11/18/25 (Call 11/18/24),
(1-day SOFR + 1.215%)(b)	390	387,215
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	550	510,351
3.55%, 04/09/24	742	739,302
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(b)	225	220,864
3.95%, 03/29/27	1,155	1,121,616
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	885	858,742
4.55%, 10/02/28	1,245	1,228,707
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(b)	755	770,664
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24),
(1-day SOFR + 0.420%)(a)(b)	965	962,793
0.77%, 08/09/25 (Call 08/09/24),
(1-day SOFR + 0.490%)(a)(b)	1,235	1,203,058
0.82%, 06/01/25 (Call 06/01/24),
(3-mo. SOFR + 0.540%)(a)(b)	1,785	1,755,390
0.97%, 06/23/25 (Call 06/23/24),
(3-mo. SOFR + 0.580%)(a)(b)	1,848	1,812,879
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(b)	1,343	1,239,718
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(b)	2,150	1,998,635
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	2,460	2,244,032
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(b)	2,275	2,199,743
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	3,060	2,840,969
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	1,887	1,817,387
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	2,857	2,751,433
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	1,490	1,366,766
2.30%, 10/15/25 (Call 10/15/24),
(1-day SOFR + 1.160%)(a)(b)	1,417	1,385,748
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(b)	1,300	1,263,130
2.95%, 10/01/26 (Call 07/01/26)	2,655	2,541,399
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	1,840	1,735,391
3.13%, 01/23/25 (Call 10/23/24)(a)	2,299	2,255,559
3.20%, 06/15/26 (Call 03/15/26)	1,685	1,629,312

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.22%, 03/01/25 (Call 03/01/24),
(3-mo. SOFR + 1.417%)(a)(b)	$1,511	$1,507,945
3.30%, 04/01/26 (Call 01/01/26)	2,490	2,413,324
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)(b)	1,750	1,663,530
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)(b)	2,380	2,281,876
3.63%, 05/13/24	1,539	1,531,111
3.63%, 12/01/27 (Call 12/01/26)	1,380	1,321,862
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	2,500	2,421,028
3.85%, 06/14/25 (Call 06/14/24),
(1-day SOFR + 0.980%)(b)	1,495	1,485,605
3.88%, 02/01/24	1,087	1,087,000
3.88%, 09/10/24(a)	1,895	1,877,864
3.90%, 07/15/25 (Call 04/15/25)	1,695	1,674,640
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(b)	1,525	1,497,830
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	2,167	2,135,665
4.13%, 12/15/26	1,200	1,181,278
4.25%, 10/01/27(a)	515	508,118
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	2,960	2,912,473
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	3,560	3,552,288
5.04%, 01/23/28 (Call 01/23/27),
(1-day SOFR + 1.190%)(a)(b)	825	828,379
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(b)	2,750	2,751,674
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(b)	2,465	2,533,702
7.63%, 10/15/26	330	353,185
8.00%, 04/29/27	755	832,133
JPMorgan Chase Bank N.A., 5.11%, 12/08/26
(Call 11/08/26)	1,290	1,310,408
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	250	244,801
KeyBank NA/Cleveland OH
3.30%, 06/01/25	500	483,754
3.40%, 05/20/26	320	301,164
4.15%, 08/08/25	915	894,756
5.85%, 11/15/27 (Call 10/16/27)	1,005	1,004,726
KeyCorp
2.25%, 04/06/27	285	258,837
3.88%, 05/23/25 (Call 05/23/24),
(1-day SOFR + 1.250%)(a)(b)	375	371,815
4.10%, 04/30/28(a)	140	132,805
4.15%, 10/29/25	245	238,887
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)(b)	950	874,554
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	921	892,029
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(b)	940	918,854
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	1,415	1,332,199
3.75%, 01/11/27	960	928,935
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	790	755,545
Security	Par (000)	Value

Banks (continued)
3.87%, 07/09/25 (Call 07/09/24),
(1-year CMT + 3.500%)(a)(b)	$1,298	$1,289,196
3.90%, 03/12/24	814	812,332
4.38%, 03/22/28	1,320	1,289,507
4.45%, 05/08/25(a)	1,375	1,361,277
4.50%, 11/04/24	837	827,684
4.55%, 08/16/28	1,150	1,127,435
4.58%, 12/10/25	983	966,656
4.65%, 03/24/26	1,187	1,166,573
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(b)	1,075	1,063,928
5.46%, 01/05/28 (Call 01/05/27),
(1-year CMT + 1.375%)(b)	800	804,837
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(b)	195	197,844
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(b)	115	111,065
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	330	321,525
3.40%, 08/17/27	60	55,762
4.65%, 01/27/26 (Call 12/27/25)	560	552,434
4.70%, 01/27/28 (Call 12/28/27)	1,455	1,428,307
5.40%, 11/21/25 (Call 10/21/25)	275	274,415
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24),
(1-year CMT + 0.550%)(b)	1,750	1,712,098
0.96%, 10/11/25 (Call 10/11/24),
(1-year CMT + 0.450%)(b)	825	798,645
1.41%, 07/17/25	1,444	1,369,070
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(b)	1,780	1,638,380
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	1,095	1,001,719
2.19%, 02/25/25	2,132	2,066,034
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	1,270	1,180,976
2.76%, 09/13/26	162	153,376
2.80%, 07/18/24	995	983,302
3.29%, 07/25/27	1,055	1,008,031
3.41%, 03/07/24(a)	986	984,016
3.68%, 02/22/27	220	213,275
3.78%, 03/02/25(a)	571	562,968
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(b)	410	403,302
3.85%, 03/01/26	2,013	1,970,315
3.96%, 03/02/28	1,135	1,105,019
4.05%, 09/11/28	945	926,146
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	845	822,620
4.79%, 07/18/25 (Call 07/18/24),
(1-year CMT + 1.700%)(b)	1,315	1,309,558
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	1,180	1,180,851
5.06%, 09/12/25 (Call 09/12/24),
(1-year CMT + 1.550%)(b)	1,760	1,754,798
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(b)	1,185	1,200,422
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(b)	410	411,172
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(b)	1,365	1,370,690

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	$1,030	$942,873
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)	807	740,614
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(b)	320	307,063
2.56%, 09/13/25 (Call 09/13/24),
(3-mo. SOFR + 1.362%)(b)	605	594,221
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(b)	200	192,980
2.84%, 07/16/25 (Call 07/16/24),
(3-mo. SOFR + 1.242%)(b)	380	375,300
2.84%, 09/13/26	455	431,417
3.17%, 09/11/27	775	728,667
3.66%, 02/28/27	295	284,390
4.02%, 03/05/28	1,230	1,192,953
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	720	728,409
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24),
(1-day SOFR + 0.525%)(b)	2,800	2,750,679
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(b)	2,460	2,271,590
1.16%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.560%)(a)(b)	1,145	1,106,178
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	2,875	2,637,377
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(b)	3,265	3,023,810
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)	1,837	1,770,896
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	2,155	2,009,140
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(b)	1,255	1,219,393
2.72%, 07/22/25 (Call 07/22/24),
(1-day SOFR + 1.152%)(b)	1,824	1,798,836
3.13%, 07/27/26(a)	2,495	2,394,223
3.59%, 07/22/28 (Call 07/22/27)(a)(b)	2,805	2,682,772
3.62%, 04/17/25 (Call 04/17/24),
(1-day SOFR + 1.160%)(a)(b)	1,700	1,692,966
3.63%, 01/20/27	3,710	3,606,305
3.70%, 10/23/24(a)	1,766	1,746,238
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	2,500	2,389,991
3.88%, 01/27/26(a)	2,430	2,385,871
3.95%, 04/23/27	2,335	2,268,664
4.00%, 07/23/25	2,849	2,812,205
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	2,805	2,739,530
4.35%, 09/08/26	2,350	2,314,733
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(b)	1,570	1,559,338
5.00%, 11/24/25	2,155	2,153,471
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(b)	1,100	1,102,777
5.85%, 01/22/25 (Call 12/22/24),
(1-day SOFR + 0.509%)(b)	1,088	1,088,840
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(b)	345	351,428
Security	Par (000)	Value

Banks (continued)
6.25%, 08/09/26	$1,005	$1,036,610
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	2,115	2,208,065
Series F, 3.88%, 04/29/24	2,232	2,222,759
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.745%)(a)(b)	819	791,166
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	860	860,585
4.95%, 01/14/28 (Call 01/14/27),
(1-day SOFR + 1.080%)	850	851,669
5.48%, 07/16/25 (Call 06/16/25)	1,165	1,176,845
5.88%, 10/30/26 (Call 09/30/26)	1,595	1,638,861
National Australia Bank Ltd./New York
2.50%, 07/12/26	940	896,073
3.38%, 01/14/26	700	682,772
3.50%, 06/09/25	250	245,853
3.91%, 06/09/27	595	582,261
4.75%, 12/10/25	350	350,591
4.79%, 01/10/29	500	503,436
4.90%, 06/13/28	950	960,463
4.94%, 01/12/28	1,005	1,018,456
4.97%, 01/12/26	270	271,157
5.13%, 11/22/24	30	30,027
5.20%, 05/13/25	280	281,492
National Bank of Canada
0.75%, 08/06/24	360	351,247
3.75%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.009%)(b)	245	243,257
5.25%, 01/17/25	250	250,045
5.60%, 12/18/28	445	455,159
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	1,075	986,524
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	730	681,653
4.27%, 03/22/25 (Call 03/22/24),
(3-mo. LIBOR US + 1.762%)(b)	1,926	1,922,187
4.80%, 04/05/26	983	976,477
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)	720	725,637
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(b)	560	564,783
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(b)	1,125	1,165,213
Northern Trust Corp.
3.65%, 08/03/28 (Call 05/03/28)	35	33,912
3.95%, 10/30/25	55	54,231
4.00%, 05/10/27 (Call 04/10/27)	515	507,516
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	510	498,339
3.10%, 10/25/27 (Call 09/25/27)	760	715,048
3.25%, 06/01/25 (Call 05/02/25)	707	689,965
3.25%, 01/22/28 (Call 12/23/27)(a)	700	657,959
3.30%, 10/30/24 (Call 09/30/24)	451	444,701
3.88%, 04/10/25 (Call 03/10/25)	435	427,609
4.05%, 07/26/28	1,135	1,093,064
4.20%, 11/01/25 (Call 10/01/25)	270	265,333
2.50%, 08/27/24 (Call 07/27/24)(a)	501	493,507
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	280	255,962
2.20%, 11/01/24 (Call 10/02/24)(a)	588	574,742

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.60%, 07/23/26 (Call 05/24/26)	$465	$440,910
3.15%, 05/19/27 (Call 04/19/27)	570	540,805
3.90%, 04/29/24 (Call 03/29/24)(a)	505	502,729
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(b)	1,080	1,072,933
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(a)(b)	375	378,203
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(b)	595	601,367
5.67%, 10/28/25 (Call 10/28/24),
(1-day SOFR + 1.090%)(a)(b)	785	784,811
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(b)	732	736,427
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(b)	1,020	1,059,555
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	60	51,728
2.25%, 05/18/25 (Call 04/18/25)	4	3,844
Royal Bank of Canada
0.65%, 07/29/24(a)	815	796,306
0.75%, 10/07/24	930	902,299
0.88%, 01/20/26	1,064	988,421
1.15%, 06/10/25	1,136	1,081,237
1.15%, 07/14/26	747	685,661
1.20%, 04/27/26	1,347	1,246,644
1.40%, 11/02/26	700	639,566
1.60%, 01/21/25(a)	720	696,224
2.05%, 01/21/27	369	343,318
2.25%, 11/01/24	1,354	1,323,856
2.55%, 07/16/24(a)	808	798,116
3.38%, 04/14/25	1,015	996,835
3.63%, 05/04/27	1,125	1,088,409
3.97%, 07/26/24(a)	1,340	1,331,922
4.24%, 08/03/27	1,080	1,064,559
4.65%, 01/27/26	1,224	1,217,670
4.88%, 01/12/26	745	746,371
4.88%, 01/19/27	475	477,685
4.90%, 01/12/28	715	721,710
4.95%, 04/25/25	1,095	1,096,756
4.95%, 02/01/29(a)	475	478,327
5.20%, 07/20/26	870	878,873
5.20%, 08/01/28	945	961,803
5.66%, 10/25/24	660	661,621
6.00%, 11/01/27	1,150	1,201,814
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	735	672,825
3.24%, 10/05/26 (Call 08/05/26)	570	538,405
3.45%, 06/02/25 (Call 05/02/25)	693	674,244
3.50%, 06/07/24 (Call 05/07/24)	1,100	1,091,183
4.26%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.380%)(b)	310	307,119
4.40%, 07/13/27 (Call 04/14/27)	665	646,518
4.50%, 07/17/25 (Call 04/17/25)	826	813,379
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(b)	25	25,170
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24),
(1-day SOFR + 0.787%)(b)	200	198,748
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(b)	647	606,921
Security	Par (000)	Value

Banks (continued)
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)(b)	$435	$397,302
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	1,240	1,134,262
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(b)	50	47,087
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(b)	790	806,929
Santander UK PLC, 4.00%, 03/13/24	827	825,671
State Street Corp.
3.30%, 12/16/24(a)	478	470,998
3.55%, 08/18/25	566	556,508
5.27%, 08/03/26 (Call 07/03/26)	25	25,271
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	450	446,231
3.65%, 07/23/25(a)	40	39,200
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	984	912,674
1.40%, 09/17/26	1,745	1,595,614
1.47%, 07/08/25	1,875	1,782,070
1.90%, 09/17/28	2,000	1,755,058
2.17%, 01/14/27	325	301,451
2.35%, 01/15/25(a)	879	855,600
2.45%, 09/27/24	980	960,665
2.63%, 07/14/26	1,965	1,865,439
2.70%, 07/16/24	840	830,020
3.01%, 10/19/26(a)	1,100	1,049,177
3.35%, 10/18/27	465	440,905
3.36%, 07/12/27	1,370	1,306,957
3.45%, 01/11/27	980	945,975
3.54%, 01/17/28	780	743,038
3.78%, 03/09/26	1,600	1,563,895
3.94%, 07/19/28	500	482,565
4.31%, 10/16/28(a)	500	496,615
5.46%, 01/13/26	965	974,710
5.52%, 01/13/28	1,935	1,979,703
5.72%, 09/14/28	1,235	1,276,537
5.80%, 07/13/28(a)	590	611,250
5.88%, 07/13/26(a)	720	734,977
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	570	565,274
5.63%, 08/23/27 (Call 07/23/27)	490	480,456
Toronto-Dominion Bank (The)
0.55%, 03/04/24	567	564,581
0.70%, 09/10/24	820	798,595
0.75%, 09/11/25	825	774,333
0.75%, 01/06/26	1,029	954,323
1.15%, 06/12/25	806	766,577
1.20%, 06/03/26	1,065	981,704
1.25%, 12/13/24	435	421,101
1.25%, 09/10/26	1,135	1,039,602
1.45%, 01/10/25(a)	605	584,902
1.95%, 01/12/27(a)	585	541,565
2.35%, 03/08/24	1,245	1,241,002
2.65%, 06/12/24(a)	1,211	1,198,519
2.80%, 03/10/27	895	846,732
3.25%, 03/11/24	990	987,827
3.77%, 06/06/25	1,320	1,300,926
4.11%, 06/08/27	1,375	1,348,464
4.29%, 09/13/24	1,265	1,257,268
4.69%, 09/15/27	1,240	1,237,795

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.10%, 01/09/26	$620	$625,212
5.16%, 01/10/28	1,290	1,307,377
5.26%, 12/11/26	280	284,380
5.52%, 07/17/28	1,035	1,063,192
5.53%, 07/17/26	915	931,564
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(a)	1,275	1,224,583
2.15%, 12/06/24 (Call 11/06/24)	1,152	1,121,729
3.20%, 04/01/24 (Call 03/01/24)	1,327	1,322,236
3.30%, 05/15/26 (Call 04/15/26)(a)	575	550,163
3.63%, 09/16/25 (Call 08/16/25)	1,115	1,085,478
3.80%, 10/30/26 (Call 09/30/26)	725	697,150
4.05%, 11/03/25 (Call 09/03/25)	438	430,473
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	265	233,145
1.20%, 08/05/25 (Call 07/03/25)	736	694,734
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)(b)	1,048	965,205
2.50%, 08/01/24 (Call 07/01/24)(a)	1,168	1,153,187
2.85%, 10/26/24 (Call 09/26/24)	1,046	1,026,818
3.70%, 06/05/25 (Call 05/05/25)	1,027	1,006,861
4.00%, 05/01/25 (Call 03/01/25)	892	878,824
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)(b)	650	632,287
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(b)	1,350	1,328,912
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	275	271,486
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)(b)	640	646,942
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)	715	727,272
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)(a)	1,150	1,100,392
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(b)	1,110	1,022,689
2.40%, 07/30/24 (Call 06/30/24)(a)	979	968,804
3.10%, 04/27/26 (Call 03/27/26)(a)	490	469,570
3.38%, 02/05/24 (Call 01/29/24)	1,280	1,279,626
3.60%, 09/11/24 (Call 08/11/24)	831	820,091
3.90%, 04/26/28 (Call 03/26/28)	875	845,840
3.95%, 11/17/25 (Call 10/17/25)	535	526,725
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)(b)	1,465	1,445,764
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(b)	1,185	1,197,296
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(b)	475	495,549
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	779	734,574
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,015	964,644
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	736	714,916
2.80%, 01/27/25 (Call 12/27/24)	653	638,402
UBS AG
5.65%, 09/11/28	1,415	1,461,320
5.80%, 09/11/25	585	592,717
UBS Group AG
3.75%, 03/26/25	1,219	1,197,494
4.55%, 04/17/26	1,195	1,182,039
Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24),
(1-day SOFR + 0.510%)(b)	$685	$674,550
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(b)	2,126	2,054,070
2.19%, 04/30/26 (Call 04/29/25),
(1-day SOFR + 2.000%)(a)(b)	2,803	2,696,869
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	3,150	2,905,264
2.41%, 10/30/25 (Call 10/30/24),
(3-mo. SOFR + 1.087%)(a)(b)	1,809	1,767,064
3.00%, 02/19/25	1,921	1,883,232
3.00%, 04/22/26	1,253	1,202,912
3.00%, 10/23/26	3,370	3,210,510
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	2,385	2,286,269
3.30%, 09/09/24	1,331	1,314,951
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	3,820	3,658,116
3.55%, 09/29/25	2,510	2,456,705
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)(b)	2,955	2,828,955
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	2,595	2,550,805
4.10%, 06/03/26	2,327	2,280,775
4.15%, 01/24/29 (Call 10/24/28)	2,000	1,937,616
4.30%, 07/22/27(a)	2,150	2,110,904
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(a)(b)	1,860	1,840,925
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	2,945	2,925,784
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)(a)	1,000	1,001,682
5.25%, 12/11/26 (Call 11/09/26)(a)	1,540	1,555,845
5.45%, 08/07/26 (Call 07/07/26)	2,640	2,679,915
5.55%, 08/01/25 (Call 07/01/25)	2,555	2,580,722
Westpac Banking Corp.
1.02%, 11/18/24	625	605,265
1.15%, 06/03/26(a)	970	895,972
1.95%, 11/20/28	1,070	947,805
2.35%, 02/19/25	496	483,259
2.70%, 08/19/26	600	572,950
2.85%, 05/13/26	920	885,226
3.30%, 02/26/24	852	850,739
3.35%, 03/08/27(a)	690	665,975
3.40%, 01/25/28	975	933,364
3.74%, 08/26/25	395	389,252
4.04%, 08/26/27	725	717,625
5.35%, 10/18/24(a)	685	685,958
5.46%, 11/18/27	925	952,817
5.51%, 11/17/25(a)	995	1,010,979
5.54%, 11/17/28	1,070	1,113,131
		756,244,904
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 3.65%, 02/01/26
(Call 11/01/25)	600	588,486
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)(a)	2,165	2,129,764
4.75%, 01/23/29 (Call 10/23/28)	3,000	3,030,780

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28	$1,130	$995,854
1.45%, 06/01/27(a)	1,340	1,225,203
1.50%, 03/05/28	670	603,731
1.75%, 09/06/24	1,086	1,065,027
2.90%, 05/25/27	440	421,938
3.38%, 03/25/27	920	896,165
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	480	462,525
3.60%, 05/09/24	405	403,205
3.60%, 02/15/28 (Call 11/15/27)	970	930,005
3.70%, 12/06/26 (Call 09/06/26)	554	538,496
4.35%, 05/09/27 (Call 04/09/27)(a)	555	549,485
4.40%, 11/15/25 (Call 09/15/25)	529	523,790
4.65%, 11/15/28 (Call 08/15/28)	130	129,634
5.00%, 02/02/26 (Call 02/02/24)(a)	485	484,594
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	730	692,066
2.13%, 10/24/24 (Call 09/24/24)(a)	687	671,911
5.20%, 10/24/25	525	529,704
5.30%, 10/24/27 (Call 09/24/27)	740	758,428
5.38%, 10/05/26 (Call 09/05/26)	200	204,345
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 01/09/24)(a)	960	954,604
3.40%, 11/15/25 (Call 08/15/25)	462	449,922
4.42%, 05/25/25 (Call 03/25/25)	517	512,338
4.60%, 05/25/28 (Call 02/25/28)	1,020	1,020,218
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	1,810	1,736,591
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	529	514,195
2.38%, 10/06/26 (Call 07/06/26)	610	580,577
2.63%, 03/19/27 (Call 01/19/27)	785	744,159
2.75%, 04/30/25 (Call 01/30/25)	836	815,877
2.85%, 02/24/26 (Call 11/24/25)	775	750,266
3.00%, 10/15/27 (Call 07/15/27)	110	105,066
3.50%, 07/17/25 (Call 04/17/25)	593	583,683
3.60%, 03/01/24 (Call 01/29/24)	999	997,659
3.60%, 02/18/28 (Call 01/18/28)	940	915,953
4.45%, 05/15/28 (Call 04/15/28)	840	851,726
4.55%, 02/13/26 (Call 01/13/26)	635	636,246
5.13%, 11/10/26 (Call 10/10/26)	665	677,354
5.25%, 11/10/25(a)	675	683,556
		31,365,126
Biotechnology — 1.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,295	1,143,934
1.90%, 02/21/25 (Call 01/21/25)	471	455,860
2.20%, 02/21/27 (Call 12/21/26)	1,697	1,581,344
2.60%, 08/19/26 (Call 05/19/26)(a)	1,085	1,032,670
3.13%, 05/01/25 (Call 02/01/25)	923	901,337
3.20%, 11/02/27 (Call 08/02/27)	140	133,547
3.63%, 05/22/24 (Call 02/22/24)	1,140	1,133,731
5.15%, 03/02/28 (Call 02/02/28)	3,490	3,555,241
5.25%, 03/02/25	850	851,905
5.51%, 03/02/26 (Call 03/02/24)	1,430	1,429,958
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	843	831,272
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)(a)	1,560	1,535,509
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	600	534,292
2.95%, 03/01/27 (Call 12/01/26)	1,155	1,102,535
Security	Par (000)	Value

Biotechnology (continued)
3.50%, 02/01/25 (Call 11/01/24)	$1,632	$1,605,102
3.65%, 03/01/26 (Call 12/01/25)	2,433	2,378,992
3.70%, 04/01/24 (Call 01/29/24)	833	830,371
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	410	420,022
5.80%, 12/12/25 (Call 11/12/25)	425	428,663
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	907	850,519
1.75%, 09/02/27 (Call 07/02/27)	950	853,094
		23,589,898
Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,126	1,091,949
2.49%, 02/15/27 (Call 12/15/26)	595	557,717
5.80%, 11/30/25(c)	1,160	1,176,529
Fortune Brands Home & Security Inc., 4.00%,
06/15/25 (Call 03/15/25)	625	615,183
Martin Marietta Materials Inc., 3.50%, 12/15/27
(Call 09/15/27)	50	48,087
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)(a)	97	85,539
Mohawk Industries Inc., 5.85%, 09/18/28
(Call 08/18/28)(a)	475	492,756
Trane Technologies Financing Ltd., 3.55%,
11/01/24 (Call 08/01/24)	704	694,122
Trane Technologies Global Holding Co. Ltd.,
3.75%, 08/21/28 (Call 05/21/28)	450	436,417
Vulcan Materials Co., 5.80%, 03/01/26
(Call 03/01/24)	295	294,968
		5,493,267
Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	716	680,545
1.85%, 05/15/27 (Call 03/15/27)	695	639,926
Albemarle Corp., 4.65%, 06/01/27
(Call 05/01/27)(a)	815	805,242
Celanese U.S. Holdings LLC
5.90%, 07/05/24	550	549,364
6.05%, 03/15/25	1,071	1,077,223
6.17%, 07/15/27 (Call 06/15/27)	1,895	1,939,150
6.35%, 11/15/28 (Call 10/15/28)	90	93,762
Dow Chemical Co. (The), 4.80%, 11/30/28
(Call 08/30/28)	60	60,491
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	1,780	1,766,309
4.73%, 11/15/28 (Call 08/15/28)(a)	1,540	1,548,816
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	856	842,897
4.50%, 12/01/28 (Call 09/01/28)(a)	405	397,353
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	735	677,592
2.70%, 11/01/26 (Call 08/01/26)	570	546,724
3.25%, 12/01/27 (Call 09/01/27)(a)	75	71,936
5.25%, 01/15/28 (Call 12/15/27)	715	734,659
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	703	670,615
4.50%, 05/15/26 (Call 04/15/26)	30	29,933
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	210	199,645
5.15%, 05/18/26 (Call 04/18/26)(a)	635	635,308

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT
3.20%, 01/30/26 (Call 10/30/25)	$768	$748,300
4.70%, 12/05/25 (Call 11/05/25)	665	666,856
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	220	212,062
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/29/24)	653	652,993
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	115	112,427
Nutrien Ltd.
4.90%, 03/27/28 (Call 02/27/28)	625	628,005
5.90%, 11/07/24	250	250,640
5.95%, 11/07/25	185	188,070
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	727	674,580
3.75%, 03/15/28 (Call 12/15/27)	105	101,663
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	432	428,364
3.45%, 06/01/27 (Call 03/01/27)(a)	1,575	1,518,578
4.05%, 08/08/24	455	453,286
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	785	759,740
		21,363,054
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	840	757,505
3.38%, 09/15/25 (Call 06/15/25)	981	963,878
Block Financial LLC, 2.50%, 07/15/28
(Call 05/15/28)	5	4,494
Cintas Corp. No. 2, 3.70%, 04/01/27
(Call 01/01/27)	340	332,530
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)(a)	620	606,239
5.10%, 12/15/27 (Call 11/15/27)	620	624,972
5.10%, 06/01/28 (Call 05/01/28)(a)	590	596,819
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	956	882,823
1.50%, 11/15/24 (Call 10/15/24)	365	352,961
2.15%, 01/15/27 (Call 12/15/26)	665	615,381
2.65%, 02/15/25 (Call 01/15/25)	482	468,080
4.80%, 04/01/26 (Call 01/01/26)	716	712,107
4.95%, 08/15/27 (Call 07/15/27)	415	416,467
Moody's Corp.
3.25%, 01/15/28 (Call 10/15/27)	390	372,300
3.75%, 03/24/25 (Call 02/24/25)(a)	717	707,397
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	976	934,781
2.40%, 10/01/24 (Call 09/01/24)	1,045	1,029,869
2.65%, 10/01/26 (Call 08/01/26)(a)	965	917,424
3.90%, 06/01/27 (Call 05/01/27)	445	435,656
Quanta Services Inc., 0.95%, 10/01/24
(Call 01/29/24)	240	232,425
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	1,080	1,016,935
2.95%, 01/22/27 (Call 10/22/26)	480	460,575
4.75%, 08/01/28 (Call 05/01/28)(a)	535	542,552
Verisk Analytics Inc., 4.00%, 06/15/25
(Call 03/15/25)	898	885,880
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	531	506,836
		15,376,886
Security	Par (000)	Value

Computers — 2.8%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	$1,543	$1,455,461
0.70%, 02/08/26 (Call 01/08/26)(a)	1,595	1,480,514
1.13%, 05/11/25 (Call 04/11/25)	1,407	1,347,103
1.40%, 08/05/28 (Call 06/05/28)	2,000	1,774,253
1.80%, 09/11/24 (Call 08/11/24)	742	728,175
2.05%, 09/11/26 (Call 07/11/26)	1,795	1,692,545
2.45%, 08/04/26 (Call 05/04/26)	2,260	2,158,051
2.50%, 02/09/25	855	835,839
2.75%, 01/13/25 (Call 11/13/24)	763	748,145
2.85%, 05/11/24 (Call 03/11/24)	1,065	1,060,582
2.90%, 09/12/27 (Call 06/12/27)	1,375	1,314,395
3.00%, 02/09/24 (Call 01/29/24)(a)	1,539	1,538,146
3.00%, 06/20/27 (Call 03/20/27)	770	740,205
3.00%, 11/13/27 (Call 08/13/27)(a)	795	762,343
3.20%, 05/13/25(a)	1,185	1,164,292
3.20%, 05/11/27 (Call 02/11/27)	2,035	1,967,971
3.25%, 02/23/26 (Call 11/23/25)(a)	1,380	1,346,644
3.35%, 02/09/27 (Call 11/09/26)	1,855	1,806,241
3.45%, 05/06/24(a)	1,688	1,679,586
4.00%, 05/10/28 (Call 04/10/28)	1,470	1,462,819
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	868	860,927
4.90%, 10/01/26 (Call 08/01/26)	1,610	1,610,795
5.25%, 02/01/28 (Call 01/01/28)	840	858,071
5.85%, 07/15/25 (Call 06/15/25)	1,055	1,064,768
6.02%, 06/15/26 (Call 03/15/26)	2,722	2,781,306
6.10%, 07/15/27 (Call 05/15/27)(a)	465	483,579
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	650	593,853
2.38%, 09/15/28 (Call 07/15/28)(a)	545	475,287
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	568	523,160
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	503	500,272
1.75%, 04/01/26 (Call 03/01/26)	745	696,318
4.90%, 10/15/25 (Call 07/15/25)	2,160	2,152,554
5.25%, 07/01/28 (Call 06/01/28)(a)	465	472,735
5.90%, 10/01/24(a)	1,155	1,158,450
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	562	518,048
2.20%, 06/17/25 (Call 05/17/25)	1,096	1,052,962
3.00%, 06/17/27 (Call 04/17/27)(a)	925	874,030
4.75%, 01/15/28 (Call 12/15/27)	740	740,784
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (Call 01/05/27)	600	596,400
4.60%, 02/05/29 (Call 01/05/29)	600	596,820
4.70%, 02/05/26	600	598,620
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,075	980,505
2.20%, 02/09/27 (Call 01/09/27)(a)	580	541,264
3.00%, 05/15/24	1,713	1,701,011
3.30%, 05/15/26	2,560	2,482,096
3.30%, 01/27/27	407	392,413
3.45%, 02/19/26	1,204	1,175,951
3.63%, 02/12/24(a)	1,643	1,642,106
4.00%, 07/27/25	980	970,495
4.15%, 07/27/27 (Call 06/27/27)	645	635,982
4.50%, 02/06/26(a)	780	777,799
4.50%, 02/06/28 (Call 01/06/28)	830	830,890
7.00%, 10/30/25	395	411,855

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	$640	$586,230
2.70%, 10/15/28 (Call 08/15/28)	120	105,688
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	530	519,275
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	726	693,270
2.38%, 06/22/27 (Call 04/22/27)(a)	570	527,757
		61,247,636
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.
3.10%, 08/15/25	330	323,303
3.10%, 08/15/27 (Call 07/15/27)	455	438,605
3.25%, 03/15/24	522	520,586
4.60%, 03/01/28 (Call 02/01/28)(a)	517	527,307
4.80%, 03/02/26	457	461,449
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)(a)	631	614,440
3.15%, 03/15/27 (Call 12/15/26)	230	220,391
4.38%, 05/15/28 (Call 04/15/28)(a)	650	648,572
Haleon U.K. Capital PLC, 3.13%, 03/24/25	1,210	1,183,730
Haleon U.S. Capital LLC
3.02%, 03/24/24 (Call 01/16/24)	540	537,899
3.38%, 03/24/27 (Call 02/24/27)	1,765	1,699,209
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	930	950,420
5.35%, 03/22/26 (Call 02/22/26)	780	791,749
5.50%, 03/22/25	760	765,985
Procter & Gamble Co. (The)
0.55%, 10/29/25	967	905,926
1.00%, 04/23/26	757	705,277
1.90%, 02/01/27	620	577,944
2.45%, 11/03/26	660	630,844
2.70%, 02/02/26	715	691,702
2.80%, 03/25/27	865	829,537
2.85%, 08/11/27	480	459,161
3.95%, 01/26/28	580	576,544
4.10%, 01/26/26(a)	590	587,698
4.35%, 01/29/29	400	402,275
Unilever Capital Corp.
0.63%, 08/12/24 (Call 01/16/24)	390	380,832
2.00%, 07/28/26	200	188,921
2.60%, 05/05/24 (Call 03/05/24)(a)	853	846,393
2.90%, 05/05/27 (Call 02/05/27)	955	912,539
3.10%, 07/30/25	600	588,291
3.25%, 03/07/24 (Call 02/07/24)	506	504,713
3.50%, 03/22/28 (Call 12/22/27)	1,020	986,394
4.88%, 09/08/28 (Call 08/08/28)	555	568,048
		21,026,684
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	645	658,254
WW Grainger Inc., 1.85%, 02/15/25
(Call 01/15/25)(a)	676	653,424
		1,311,678
Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	218	212,163
1.75%, 01/30/26 (Call 12/30/25)	1,150	1,071,554
2.45%, 10/29/26 (Call 09/29/26)	3,360	3,116,779
3.00%, 10/29/28 (Call 08/29/28)	3,285	2,982,754
Security	Par (000)	Value

Diversified Financial Services (continued)
3.15%, 02/15/24 (Call 01/15/24)	$932	$930,957
3.50%, 01/15/25 (Call 11/15/24)	899	881,689
3.65%, 07/21/27 (Call 04/21/27)	785	746,759
3.88%, 01/23/28 (Call 10/23/27)	590	561,650
4.45%, 10/01/25 (Call 08/01/25)	430	423,268
4.45%, 04/03/26 (Call 02/03/26)	575	565,057
4.63%, 10/15/27 (Call 08/15/27)	450	440,257
5.10%, 01/19/29 (Call 12/19/28)	475	472,467
5.75%, 06/06/28 (Call 05/06/28)(a)	945	964,203
6.10%, 01/15/27 (Call 12/15/26)	430	440,736
6.45%, 04/15/27 (Call 03/15/27)(c)	3,067	3,172,952
6.50%, 07/15/25 (Call 06/15/25)	1,262	1,279,440
Series 3NC1, 1.75%, 10/29/24 (Call 01/29/24)	30	29,149
Air Lease Corp.
0.70%, 02/15/24 (Call 01/29/24)	754	752,520
0.80%, 08/18/24 (Call 07/18/24)	455	443,245
1.88%, 08/15/26 (Call 07/15/26)	1,027	945,039
2.10%, 09/01/28 (Call 07/01/28)	610	535,413
2.20%, 01/15/27 (Call 12/15/26)	750	689,142
2.30%, 02/01/25 (Call 01/01/25)(a)	664	643,056
2.88%, 01/15/26 (Call 12/15/25)	1,325	1,263,884
3.25%, 03/01/25 (Call 01/01/25)	715	698,335
3.38%, 07/01/25 (Call 06/01/25)	868	842,776
3.63%, 04/01/27 (Call 01/01/27)	348	333,290
3.63%, 12/01/27 (Call 09/01/27)	50	47,351
3.75%, 06/01/26 (Call 04/01/26)	820	793,035
4.25%, 02/01/24 (Call 01/29/24)	712	712,000
4.25%, 09/15/24 (Call 06/15/24)	397	393,627
4.63%, 10/01/28 (Call 07/01/28)(a)	155	152,064
5.10%, 03/01/29 (Call 02/01/29)	400	397,722
5.30%, 02/01/28 (Call 01/01/28)(a)	410	413,373
5.85%, 12/15/27 (Call 11/15/27)	805	822,081
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	450	446,929
4.25%, 06/15/26 (Call 04/15/26)	725	702,833
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	545	467,854
3.88%, 05/21/24 (Call 04/21/24)	545	543,448
4.63%, 03/30/25	431	426,652
4.75%, 06/09/27 (Call 05/09/27)(a)	385	373,530
5.13%, 09/30/24	590	588,005
5.80%, 05/01/25 (Call 04/01/25)(a)	631	632,840
7.10%, 11/15/27 (Call 10/15/27)(a)	590	620,008
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	942	868,698
2.25%, 03/04/25 (Call 02/01/25)(a)	1,120	1,085,498
2.50%, 07/30/24 (Call 06/29/24)	1,100	1,084,920
2.55%, 03/04/27 (Call 02/01/27)	1,600	1,499,347
3.00%, 10/30/24 (Call 09/29/24)	815	800,600
3.13%, 05/20/26 (Call 04/20/26)	655	631,875
3.30%, 05/03/27 (Call 04/02/27)	1,485	1,420,689
3.38%, 05/03/24	1,535	1,526,887
3.63%, 12/05/24 (Call 11/04/24)	580	572,424
3.95%, 08/01/25 (Call 07/01/25)	1,710	1,684,477
4.20%, 11/06/25 (Call 10/06/25)(a)	500	495,877
4.90%, 02/13/26 (Call 01/13/26)	920	923,374
5.85%, 11/05/27 (Call 10/05/27)	1,365	1,422,587
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	365	349,232
3.00%, 04/02/25 (Call 03/02/25)	447	437,019
3.70%, 10/15/24(a)	573	569,365

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.70%, 12/15/28 (Call 11/15/28)	$320	$335,287
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	990	957,993
4.25%, 06/02/26 (Call 03/02/26)	355	349,297
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	548	537,190
3.30%, 10/30/24 (Call 09/30/24)	1,154	1,136,163
3.65%, 05/11/27 (Call 04/11/27)	660	631,419
3.75%, 04/24/24 (Call 03/24/24)	739	734,994
3.75%, 07/28/26 (Call 06/28/26)	796	766,199
3.75%, 03/09/27 (Call 02/09/27)(a)	935	896,573
3.80%, 01/31/28 (Call 12/31/27)	1,345	1,284,119
4.20%, 10/29/25 (Call 09/29/25)	973	956,643
4.25%, 04/30/25 (Call 03/31/25)(a)	301	297,758
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	585	572,419
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	1,208	1,200,689
0.90%, 03/11/26 (Call 02/11/26)	1,265	1,165,759
1.15%, 05/13/26 (Call 04/13/26)	989	909,950
2.00%, 03/20/28 (Call 01/20/28)	1,260	1,127,089
2.45%, 03/03/27 (Call 02/03/27)	1,580	1,473,790
3.20%, 03/02/27 (Call 12/02/26)	555	530,241
3.20%, 01/25/28 (Call 10/25/27)(a)	655	618,382
3.30%, 04/01/27 (Call 01/01/27)	385	369,051
3.55%, 02/01/24 (Call 01/09/24)	566	566,000
3.85%, 05/21/25 (Call 03/21/25)	601	591,513
4.20%, 03/24/25 (Call 02/22/25)	548	542,846
5.88%, 08/24/26 (Call 07/24/26)	400	409,281
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	661	648,049
3.75%, 06/15/28 (Call 03/15/28)	825	805,173
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)(a)	685	677,445
4.10%, 02/09/27 (Call 11/09/26)	455	437,142
4.50%, 01/30/26 (Call 11/30/25)	110	108,613
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(a)	105	99,908
3.65%, 05/23/25	1,040	1,023,253
3.75%, 12/01/25 (Call 09/01/25)(a)	940	923,123
3.75%, 09/21/28 (Call 06/21/28)(a)	35	33,947
4.00%, 09/15/27 (Call 08/15/27)	1,865	1,828,362
Invesco Finance PLC, 3.75%, 01/15/26	365	356,624
Jefferies Financial Group Inc.
4.85%, 01/15/27	900	901,054
5.88%, 07/21/28 (Call 06/21/28)	825	851,832
Lazard Group LLC, 4.50%, 09/19/28
(Call 06/19/28)	400	388,222
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	530	556,988
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	772	750,151
2.95%, 11/21/26 (Call 08/21/26)	750	723,758
3.30%, 03/26/27 (Call 01/26/27)	950	921,373
3.38%, 04/01/24	703	700,396
3.50%, 02/26/28 (Call 11/26/27)	10	9,735
4.88%, 03/09/28 (Call 02/09/28)(a)	725	745,658
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	328	320,602
5.35%, 06/28/28 (Call 05/28/28)	975	999,236
5.65%, 06/28/25	245	247,335
Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
1.65%, 07/14/26	$1,133	$1,042,504
1.85%, 07/16/25	1,385	1,317,609
2.17%, 07/14/28	855	750,459
2.33%, 01/22/27	1,180	1,088,096
2.65%, 01/16/25	1,822	1,774,313
2.71%, 01/22/29	200	177,874
5.10%, 07/03/25	100	99,635
5.39%, 07/06/27	575	578,399
5.71%, 01/09/26	350	353,322
5.84%, 01/18/28	495	507,244
6.07%, 07/12/28(a)	775	802,649
ORIX Corp.
3.25%, 12/04/24(a)	695	685,125
3.70%, 07/18/27	50	48,395
5.00%, 09/13/27	635	642,727
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	810	761,272
4.25%, 08/15/24 (Call 05/15/24)	945	937,429
4.38%, 03/19/24 (Call 02/19/24)	730	728,155
4.50%, 07/23/25 (Call 04/24/25)	655	641,628
4.88%, 06/13/25 (Call 05/13/25)	475	468,648
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	180	159,814
1.90%, 04/15/27 (Call 02/15/27)	1,855	1,726,862
2.75%, 09/15/27 (Call 06/15/27)	350	331,908
3.15%, 12/14/25 (Call 09/14/25)	1,500	1,465,311
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	607	560,856
2.85%, 01/10/25 (Call 12/10/24)	530	517,339
		101,530,952
Electric — 4.2%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	135	130,495
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	957	887,919
5.45%, 06/01/28 (Call 05/01/28)	815	825,625
Alabama Power Co., 3.75%, 09/01/27
(Call 08/01/27)	415	404,588
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)(a)	385	353,008
5.00%, 01/15/29 (Call 12/15/28)	425	427,514
5.70%, 12/01/26 (Call 11/01/26)	540	551,646
American Electric Power Co. Inc.
2.03%, 03/15/24	545	542,666
5.20%, 01/15/29 (Call 12/15/28)	625	634,392
5.75%, 11/01/27 (Call 10/01/27)	445	459,264
Series J, 4.30%, 12/01/28 (Call 09/01/28)	200	195,330
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	793	777,041
3.20%, 04/15/25 (Call 03/15/25)	839	817,112
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)	130	123,267
4.05%, 04/15/25 (Call 03/15/25)	1,208	1,196,166
CenterPoint Energy Houston Electric LLC, 5.20%,
10/01/28 (Call 09/01/28)	230	236,029
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	535	493,768
2.50%, 09/01/24 (Call 08/01/24)	705	692,825
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	490	468,162
3.70%, 08/15/28 (Call 05/15/28)	475	458,932

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), Series A,
3.20%, 03/15/27 (Call 12/15/26)(a)	$325	$312,180
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	952	926,916
5.60%, 03/01/28 (Call 02/01/28)	610	627,659
Dominion Energy Inc.
3.07%, 08/15/24(d)	833	821,741
3.90%, 10/01/25 (Call 07/01/25)	810	795,551
4.25%, 06/01/28 (Call 03/01/28)	430	420,642
Series A, 1.45%, 04/15/26 (Call 03/15/26)	540	501,390
DTE Electric Co., Series A, 1.90%, 04/01/28
(Call 02/01/28)(a)	465	421,822
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	530	501,695
4.22%, 11/01/24(d)	1,175	1,163,171
4.88%, 06/01/28 (Call 05/01/28)	655	657,014
Series C, 2.53%, 10/01/24(d)	743	728,276
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	813	769,448
Duke Energy Carolinas LLC, 3.95%, 11/15/28
(Call 08/15/28)	535	524,907
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	670	628,089
2.65%, 09/01/26 (Call 06/01/26)	1,115	1,060,348
3.15%, 08/15/27 (Call 05/15/27)	837	792,069
3.75%, 04/15/24 (Call 01/29/24)	871	867,999
4.30%, 03/15/28 (Call 02/15/28)	750	736,124
4.85%, 01/05/27	275	276,482
4.85%, 01/05/29 (Call 12/05/28)	275	275,804
5.00%, 12/08/25	475	475,975
5.00%, 12/08/27 (Call 11/08/27)	755	763,132
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	280	270,105
3.80%, 07/15/28 (Call 04/15/28)	500	486,346
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(a)	491	480,248
3.70%, 09/01/28 (Call 06/01/28)	190	183,591
Edison International
3.55%, 11/15/24 (Call 10/15/24)	611	601,581
4.13%, 03/15/28 (Call 12/15/27)	570	553,478
5.25%, 11/15/28 (Call 10/15/28)	90	90,900
5.75%, 06/15/27 (Call 04/15/27)	545	557,428
Emera U.S. Finance LP, 3.55%, 06/15/26
(Call 03/15/26)	695	668,663
Entergy Arkansas LLC, 3.50%, 04/01/26
(Call 01/01/26)	555	541,330
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	877	821,119
1.90%, 06/15/28 (Call 04/15/28)	45	40,017
2.95%, 09/01/26 (Call 06/01/26)	678	646,544
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	961	942,763
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	745	702,464
4.20%, 06/27/24	955	949,400
4.60%, 07/01/27 (Call 06/01/27)	740	731,947
5.45%, 03/01/28 (Call 02/01/28)	1,035	1,054,550
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	745	700,866
3.40%, 04/15/26 (Call 01/15/26)	670	649,334
3.95%, 06/15/25 (Call 03/15/25)	861	848,787
5.15%, 03/15/28 (Call 02/15/28)	665	673,327
Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)(a)	$1,323	$1,295,983
3.13%, 12/01/25 (Call 06/01/25)	710	692,908
3.25%, 06/01/24 (Call 01/29/24)	186	184,564
4.40%, 05/15/28 (Call 03/15/28)(a)	795	797,225
4.45%, 05/15/26 (Call 04/15/26)	577	576,753
5.05%, 04/01/28 (Call 03/01/28)	560	573,013
Fortis Inc./Canada, 3.06%, 10/04/26
(Call 07/04/26)	490	466,141
Georgia Power Co., 4.65%, 05/16/28
(Call 03/16/28)	620	621,820
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	727	714,788
4.10%, 09/26/28 (Call 06/26/28)	30	29,161
ITC Holdings Corp., 3.35%, 11/15/27
(Call 08/15/27)	90	85,798
MidAmerican Energy Co., 3.50%, 10/15/24
(Call 07/15/24)(a)	690	681,759
National Grid PLC, 5.60%, 06/12/28
(Call 05/12/28)(a)	575	590,948
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	313	312,700
1.00%, 06/15/26 (Call 05/15/26)	670	614,476
1.88%, 02/07/25	625	605,555
4.45%, 03/13/26 (Call 02/13/26)	305	303,370
4.80%, 02/05/27 (Call 01/05/27)	350	350,970
4.80%, 03/15/28 (Call 02/15/28)	425	430,091
4.85%, 02/07/29 (Call 01/07/29)	350	351,991
5.45%, 10/30/25	537	542,694
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,165	1,072,190
1.90%, 06/15/28 (Call 04/15/28)	1,660	1,470,041
2.94%, 03/21/24 (Call 01/29/24)(a)	890	886,842
3.55%, 05/01/27 (Call 02/01/27)	680	654,415
4.20%, 06/20/24	980	975,090
4.26%, 09/01/24	570	566,118
4.45%, 06/20/25	975	966,089
4.63%, 07/15/27 (Call 06/15/27)	1,360	1,355,125
4.90%, 02/28/28 (Call 01/28/28)	1,105	1,109,664
4.90%, 03/15/29 (Call 02/15/29)	725	727,023
4.95%, 01/29/26	725	724,158
5.75%, 09/01/25	225	227,383
NSTAR Electric Co., 3.20%, 05/15/27
(Call 02/15/27)	190	183,337
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	560	554,602
3.70%, 11/15/28 (Call 08/15/28)	500	485,329
4.30%, 05/15/28 (Call 04/15/28)	505	498,540
Pacific Gas & Electric Co., 6.10%, 01/15/29
(Call 12/15/28)	500	517,992
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	545	493,111
2.95%, 03/01/26 (Call 12/01/25)	519	494,852
3.00%, 06/15/28 (Call 04/15/28)	670	614,665
3.15%, 01/01/26	1,677	1,612,836
3.30%, 12/01/27 (Call 09/01/27)	1,005	940,819
3.45%, 07/01/25	410	400,117
3.50%, 06/15/25 (Call 03/15/25)	795	773,507
3.75%, 07/01/28	725	682,982
PacifiCorp, 5.10%, 02/15/29 (Call 01/15/29)	425	430,125

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	$661	$627,970
PPL Capital Funding Inc., 3.10%, 05/15/26
(Call 02/15/26)	670	643,829
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	755	708,803
2.88%, 06/15/24 (Call 05/15/24)(a)	784	775,865
5.85%, 11/15/27 (Call 10/15/27)	370	385,543
5.88%, 10/15/28 (Call 09/15/28)	450	469,078
Puget Energy Inc., 2.38%, 06/15/28
(Call 04/15/28)	5	4,475
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	560	534,933
4.95%, 08/15/28 (Call 07/15/28)	490	497,059
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	265	251,715
3.30%, 04/01/25 (Call 03/01/25)	420	411,041
3.40%, 02/01/28 (Call 10/01/27)	1,140	1,084,635
5.40%, 08/01/26 (Call 07/01/26)	485	490,998
Southern California Edison Co.
1.10%, 04/01/24 (Call 01/29/24)(a)	675	669,975
4.88%, 02/01/27 (Call 01/01/27)	400	401,050
5.30%, 03/01/28 (Call 02/01/28)	85	87,275
5.65%, 10/01/28 (Call 09/01/28)	630	655,213
5.85%, 11/01/27 (Call 10/01/27)	645	670,933
Series D, 4.70%, 06/01/27 (Call 05/01/27)	530	531,601
Series E, 3.70%, 08/01/25 (Call 06/01/25)	856	840,212
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,240	1,195,155
4.85%, 06/15/28 (Call 04/15/28)(a)	605	608,925
5.15%, 10/06/25	585	587,565
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	577	574,997
Southern Power Co., 4.15%, 12/01/25
(Call 09/01/25)	623	615,194
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28 (Call 06/15/28)	465	450,611
Series N, 1.65%, 03/15/26 (Call 02/15/26)	545	509,349
Tampa Electric Co., 4.90%, 03/01/29
(Call 02/01/29)	275	277,346
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	698	677,509
Series A, 3.50%, 03/15/27 (Call 12/15/26)	465	450,259
Series A, 3.80%, 04/01/28 (Call 01/01/28)	520	505,337
Series B, 3.75%, 05/15/27 (Call 04/15/27)	625	609,298
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)(a)	535	531,778
1.38%, 10/15/27 (Call 08/15/27)	30	26,620
2.20%, 12/15/28 (Call 10/15/28)(a)	400	356,919
4.75%, 01/09/26 (Call 12/09/25)	950	947,972
5.00%, 09/27/25 (Call 08/27/25)(a)	565	565,640
5.60%, 09/12/26 (Call 08/12/26)(a)	445	454,681
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	395	361,491
3.30%, 06/01/25 (Call 12/01/24)	741	724,046
3.35%, 12/01/26 (Call 06/01/26)	242	233,214
4.00%, 06/15/28 (Call 12/15/27)	505	491,788
		91,656,528
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	779	710,031
1.80%, 10/15/27 (Call 08/15/27)	190	173,551
Security	Par (000)	Value

Electrical Components & Equipment (continued)
2.00%, 12/21/28 (Call 10/21/28)	$55	$49,193
3.15%, 06/01/25 (Call 03/01/25)	659	645,750
		1,578,525
Electronics — 0.6%
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	442	435,143
3.88%, 01/12/28 (Call 10/12/27)	395	376,086
6.13%, 03/01/26 (Call 03/01/24)	535	534,715
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	170	167,677
6.25%, 03/15/28 (Call 02/15/28)	415	429,832
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	682	664,046
4.75%, 06/15/25 (Call 03/15/25)	567	561,226
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	900	865,898
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	935	848,520
1.35%, 06/01/25 (Call 05/01/25)	612	586,242
2.30%, 08/15/24 (Call 07/15/24)	826	813,599
2.50%, 11/01/26 (Call 08/01/26)	1,390	1,325,103
4.95%, 02/15/28 (Call 01/15/28)(a)	365	373,786
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	522	484,243
3.95%, 01/12/28 (Call 10/12/27)	185	176,804
4.25%, 05/15/27 (Call 04/15/27)	615	602,407
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	578	577,376
4.60%, 04/06/27 (Call 01/06/27)	481	478,529
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 01/09/24)(a)	665	650,080
1.75%, 08/09/26 (Call 07/09/26)	625	570,293
2.38%, 08/09/28 (Call 06/09/28)	480	422,215
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	470	471,203
Tyco Electronics Group SA, 4.50%, 02/13/26(a)	50	49,807
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	515	475,774
2.40%, 04/01/28 (Call 02/01/28)	460	406,280
		13,346,884
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28
(Call 07/18/28)	200	208,763

Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	1,515	1,485,313
3.76%, 03/15/27 (Call 02/15/27)	3,675	3,530,555
3.79%, 03/15/25 (Call 01/09/24)	470	461,088
6.41%, 03/15/26 (Call 03/15/24)	1,385	1,384,806
		6,861,762
Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	690	679,747
2.90%, 07/01/26 (Call 04/01/26)	565	543,003
3.20%, 03/15/25 (Call 12/15/24)	676	662,966
3.38%, 11/15/27 (Call 08/15/27)	140	134,478
3.95%, 05/15/28 (Call 02/15/28)	755	739,495
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(c)	690	704,071
5.50%, 09/18/26 (Call 08/18/26)(c)	690	699,908

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	$683	$636,476
1.15%, 03/15/28 (Call 01/15/28)	530	463,794
3.15%, 11/15/27 (Call 08/15/27)	230	219,766
		5,483,704
Equity Funds — 0.0%
Ares Management Corp., 6.38%, 11/10/28
(Call 10/10/28)	35	36,953

Food — 1.4%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	870	857,681
4.15%, 03/15/28 (Call 12/15/27)	918	898,895
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	945	830,905
4.30%, 05/01/24 (Call 04/01/24)	810	807,676
4.60%, 11/01/25 (Call 09/01/25)	927	919,612
4.85%, 11/01/28 (Call 08/01/28)	1,125	1,120,071
5.30%, 10/01/26	485	490,404
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	55	52,713
3.65%, 02/15/24 (Call 01/16/24)	555	554,485
4.00%, 04/17/25 (Call 02/17/25)	808	797,761
4.20%, 04/17/28 (Call 01/17/28)	1,305	1,285,302
4.70%, 01/30/27 (Call 12/30/26)(a)	400	400,163
5.24%, 11/18/25 (Call 01/16/24)	550	550,223
5.50%, 10/17/28 (Call 09/17/28)	500	518,355
Hormel Foods Corp.
0.65%, 06/03/24 (Call 01/16/24)	715	703,568
1.70%, 06/03/28 (Call 04/03/28)	730	651,733
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	155	148,961
J M Smucker Co. (The), 5.90%, 11/15/28
(Call 10/15/28)	705	737,468
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	881	814,273
5.13%, 02/01/28 (Call 01/01/28)	805	798,059
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	30	28,745
3.50%, 03/15/25	535	525,680
Kellanova
3.25%, 04/01/26	795	770,811
3.40%, 11/15/27 (Call 08/15/27)(a)	195	187,231
4.30%, 05/15/28 (Call 02/15/28)	545	538,387
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,720	1,650,329
3.88%, 05/15/27 (Call 02/15/27)(a)	1,240	1,211,517
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	710	671,227
3.50%, 02/01/26 (Call 11/01/25)	495	482,498
3.70%, 08/01/27 (Call 05/01/27)	150	145,137
4.00%, 02/01/24 (Call 01/29/24)	630	630,000
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	581	536,124
3.15%, 08/15/24 (Call 06/15/24)	690	681,462
3.40%, 08/15/27 (Call 05/15/27)	315	301,588
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)(a)	809	775,386
2.13%, 03/17/24(a)	505	502,640
2.63%, 03/17/27 (Call 01/17/27)	743	701,574
Security	Par (000)	Value

Food (continued)
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	$745	$711,493
3.30%, 07/15/26 (Call 04/15/26)	870	844,534
3.75%, 10/01/25 (Call 07/01/25)	743	727,948
5.75%, 01/17/29 (Call 12/17/28)	350	364,942
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,230	1,176,483
3.95%, 08/15/24 (Call 05/15/24)	1,085	1,075,401
4.00%, 03/01/26 (Call 01/01/26)	816	800,270
		29,979,715
Gas — 0.2%
Atmos Energy Corp., 3.00%, 06/15/27
(Call 03/15/27)	170	161,981
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 (Call 02/01/28)(a)	740	757,778
National Fuel Gas Co., 5.50%, 01/15/26
(Call 12/15/25)	538	540,601
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	825	774,891
3.49%, 05/15/27 (Call 02/15/27)	835	804,084
5.25%, 03/30/28 (Call 02/29/28)	970	989,378
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	925	879,643
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	440	420,815
		5,329,171
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 02/15/26(c)	1,005	1,014,487
6.05%, 04/15/28 (Call 03/15/28)(c)	1,110	1,124,996
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 01/09/24)	675	653,438
3.40%, 03/01/26 (Call 01/01/26)	555	538,582
4.25%, 11/15/28 (Call 08/15/28)	20	19,580
		3,351,083
Health Care - Products — 1.2%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	175	156,040
2.95%, 03/15/25 (Call 12/15/24)(a)	622	609,855
3.75%, 11/30/26 (Call 08/30/26)	1,615	1,592,514
Baxter International Inc.
1.32%, 11/29/24(a)	1,335	1,293,056
1.92%, 02/01/27 (Call 01/01/27)	1,310	1,201,684
2.27%, 12/01/28 (Call 10/01/28)	1,110	990,194
2.60%, 08/15/26 (Call 05/15/26)	565	535,288
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	618	593,678
3.45%, 03/01/24 (Call 02/01/24)	537	536,485
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	610	597,241
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)(a)	781	766,588
GE HealthCare Technologies Inc.
5.55%, 11/15/24	880	881,062
5.60%, 11/15/25 (Call 10/15/25)	805	812,546
5.65%, 11/15/27 (Call 10/15/27)	1,690	1,744,385
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	879	835,099
Medtronic Global Holdings SCA, 4.25%, 03/30/28
(Call 02/29/28)	935	928,149
Revvity Inc.
0.85%, 09/15/24 (Call 01/09/24)	1,000	970,969
1.90%, 09/15/28 (Call 07/15/28)	100	87,026

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	$610	$578,948
3.38%, 05/15/24 (Call 02/15/24)(a)	481	478,162
3.38%, 11/01/25 (Call 08/01/25)	695	678,011
3.50%, 03/15/26 (Call 12/15/25)	930	908,441
3.65%, 03/07/28 (Call 12/07/27)	495	477,923
4.85%, 12/08/28 (Call 11/08/28)	360	363,339
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 01/09/24)	1,565	1,522,632
1.75%, 10/15/28 (Call 08/15/28)	80	71,247
4.80%, 11/21/27 (Call 10/21/27)(a)	610	621,011
4.95%, 08/10/26 (Call 07/10/26)	675	684,491
5.00%, 12/05/26 (Call 11/05/26)	435	440,356
5.00%, 01/31/29 (Call 12/31/28)(a)	850	868,215
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 01/09/24)	883	855,796
3.05%, 01/15/26 (Call 12/15/25)	649	627,645
3.55%, 04/01/25 (Call 01/01/25)	790	776,095
5.35%, 12/01/28 (Call 11/01/28)(a)	445	458,583
		25,542,754
Health Care - Services — 2.0%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	717	707,100
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,970	1,753,948
4.25%, 12/15/27 (Call 12/15/24)(a)	2,340	2,250,546
CommonSpirit Health, 2.76%, 10/01/24
(Call 07/01/24)	812	797,135
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	725	676,552
2.38%, 01/15/25 (Call 12/15/24)	956	930,996
3.35%, 12/01/24 (Call 10/01/24)	455	447,767
3.50%, 08/15/24 (Call 05/15/24)	933	922,918
3.65%, 12/01/27 (Call 09/01/27)	1,530	1,473,593
4.10%, 03/01/28 (Call 12/01/27)	1,170	1,147,184
4.90%, 02/08/26 (Call 02/08/24)	505	502,875
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	1,050	1,035,252
5.00%, 03/15/24(a)	1,803	1,800,906
5.20%, 06/01/28 (Call 05/01/28)(a)	885	892,518
5.25%, 04/15/25	1,285	1,284,395
5.25%, 06/15/26 (Call 12/15/25)(a)	1,372	1,375,734
5.38%, 02/01/25(a)	1,345	1,341,880
5.38%, 09/01/26 (Call 03/01/26)(a)	900	904,167
5.63%, 09/01/28 (Call 03/01/28)	1,315	1,337,224
5.88%, 02/15/26 (Call 08/15/25)	1,390	1,403,214
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,347	1,217,738
3.85%, 10/01/24 (Call 07/01/24)	652	648,135
3.95%, 03/15/27 (Call 12/15/26)	225	219,585
4.50%, 04/01/25 (Call 03/01/25)	502	498,209
5.70%, 03/13/26 (Call 03/13/24)(a)	55	54,917
5.75%, 03/01/28 (Call 02/01/28)	45	46,511
5.75%, 12/01/28 (Call 11/01/28)	180	186,408
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(c)	250	254,630
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	325	311,425
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)(a)	575	533,041
3.25%, 09/01/24 (Call 07/01/24)	647	641,461
3.60%, 02/01/25 (Call 11/01/24)	968	951,871
3.60%, 09/01/27 (Call 06/01/27)	85	81,863
Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	$590	$572,290
3.50%, 03/30/25 (Call 12/30/24)	662	650,270
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	650	636,901
0.55%, 05/15/24 (Call 01/09/24)	948	935,425
1.15%, 05/15/26 (Call 04/15/26)	925	858,316
1.25%, 01/15/26	386	362,114
2.38%, 08/15/24	834	822,009
2.95%, 10/15/27	960	911,250
3.10%, 03/15/26	944	917,444
3.38%, 04/15/27(a)	530	512,753
3.45%, 01/15/27	760	740,908
3.50%, 02/15/24	696	695,377
3.75%, 07/15/25	1,232	1,216,042
3.85%, 06/15/28	1,064	1,040,044
3.88%, 12/15/28	520	506,167
4.25%, 01/15/29 (Call 12/15/28)	600	594,152
5.00%, 10/15/24	245	244,585
5.15%, 10/15/25	785	792,241
5.25%, 02/15/28 (Call 01/15/28)(a)	965	996,410
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)	685	627,879
		43,264,275
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,005	917,550
2.88%, 06/15/27 (Call 05/15/27)	410	376,531
2.88%, 06/15/28 (Call 04/15/28)	905	803,248
3.25%, 07/15/25 (Call 06/15/25)	750	722,354
3.88%, 01/15/26 (Call 12/15/25)	1,107	1,064,007
4.20%, 06/10/24 (Call 05/10/24)(a)	729	724,434
4.25%, 03/01/25 (Call 01/01/25)	773	758,541
5.88%, 03/01/29 (Call 02/01/29)	280	276,938
7.00%, 01/15/27	310	318,093
Blackstone Private Credit Fund
2.35%, 11/22/24	325	315,815
2.63%, 12/15/26 (Call 11/15/26)	705	640,184
2.70%, 01/15/25 (Call 11/15/24)	455	441,928
3.25%, 03/15/27 (Call 02/15/27)	725	666,490
4.70%, 03/24/25	785	774,944
7.05%, 09/29/25	724	737,082
7.30%, 11/27/28 (Call 10/27/28)(c)	250	260,631
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	450	404,814
2.75%, 09/16/26 (Call 08/16/26)	695	640,677
2.85%, 09/30/28 (Call 07/30/28)	405	355,229
3.63%, 01/15/26 (Call 12/15/25)	860	825,526
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	310	281,494
2.88%, 06/11/28 (Call 04/11/28)	565	500,853
3.40%, 07/15/26 (Call 06/15/26)	942	881,952
3.75%, 07/22/25 (Call 06/22/25)	619	597,674
4.25%, 01/15/26 (Call 12/15/25)	577	557,784
FS KKR Capital Corp.
1.65%, 10/12/24	330	320,434
3.13%, 10/12/28 (Call 08/12/28)	500	438,871
3.25%, 07/15/27 (Call 06/15/27)	305	279,861
3.40%, 01/15/26 (Call 12/15/25)	1,169	1,110,786

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	$615	$560,835
3.38%, 04/15/24 (Call 03/15/24)	463	459,930
		18,015,490
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	600	546,516
1.40%, 10/15/27 (Call 08/15/27)(a)	50	44,589
2.50%, 10/15/24 (Call 09/15/24)	649	635,297
2.60%, 10/15/25 (Call 09/15/25)(a)	548	525,909
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(a)	420	419,521
4.75%, 05/30/25 (Call 02/28/25)	529	526,589
4.75%, 11/29/27 (Call 05/29/27)	780	778,455
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	505	507,668
5.50%, 03/01/26 (Call 12/01/25)(a)	565	570,299
		4,554,843
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27
(Call 08/15/27)	80	75,989

Household Products & Wares — 0.0%
Avery Dennison Corp., 4.88%, 12/06/28
(Call 09/06/28)	10	10,085
Clorox Co. (The), 3.90%, 05/15/28
(Call 02/15/28)(a)	515	499,997
Kimberly-Clark Corp., 1.05%, 09/15/27
(Call 07/15/27)	95	84,803
		594,885
Insurance — 1.2%
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	552	511,928
3.28%, 12/15/26 (Call 09/15/26)	685	660,264
Aon Corp./Aon Global Holdings PLC, 2.85%,
05/28/27 (Call 04/28/27)	910	859,854
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	764	758,473
3.88%, 12/15/25 (Call 09/15/25)	665	652,952
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	600	583,796
Athene Holding Ltd., 4.13%, 01/12/28
(Call 10/12/27)	1,030	994,227
Berkshire Hathaway Finance Corp., 2.30%,
03/15/27 (Call 02/15/27)(a)	970	916,659
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	2,276	2,216,259
Brighthouse Financial Inc., 3.70%, 06/22/27
(Call 03/22/27)(a)	485	457,454
Brown & Brown Inc., 4.20%, 09/15/24
(Call 06/15/24)(a)	561	558,791
Chubb INA Holdings Inc.
3.15%, 03/15/25(a)	685	671,823
3.35%, 05/15/24	881	877,670
3.35%, 05/03/26 (Call 02/03/26)	1,075	1,044,292
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	230	220,706
3.95%, 05/15/24 (Call 02/15/24)	343	341,346
4.50%, 03/01/26 (Call 12/01/25)	570	565,907
Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	$459	$458,334
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	560	547,843
3.65%, 04/05/27 (Call 03/05/27)	1,364	1,311,189
Equitable Holdings Inc., 4.35%, 04/20/28
(Call 01/20/28)	1,470	1,431,362
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)	60	62,113
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	175	173,452
Lincoln National Corp., 3.80%, 03/01/28
(Call 12/01/27)(a)	75	72,312
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	595	581,447
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	785	732,199
4.15%, 03/04/26	1,075	1,057,721
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	672	669,432
3.50%, 03/10/25 (Call 12/10/24)	441	434,505
3.75%, 03/14/26 (Call 12/14/25)	703	690,673
3.88%, 03/15/24 (Call 02/15/24)	900	898,076
MetLife Inc.
3.00%, 03/01/25	401	392,906
3.60%, 11/13/25 (Call 08/13/25)	474	465,629
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)(a)	424	411,660
Progressive Corp. (The)
2.45%, 01/15/27(a)	385	364,497
2.50%, 03/15/27 (Call 02/15/27)	840	791,852
Prudential Financial Inc., 1.50%, 03/10/26
(Call 02/10/26)(a)	725	677,811
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	555	547,604
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	256	254,471
4.50%, 09/15/28 (Call 06/15/28)	75	73,398
4.65%, 06/15/27 (Call 05/15/27)	950	942,148
		26,935,035
Internet — 1.9%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,039	977,587
0.80%, 08/15/27 (Call 06/15/27)(a)	605	540,476
2.00%, 08/15/26 (Call 05/15/26)(a)	1,660	1,570,446
3.38%, 02/25/24	648	647,051
Amazon.com Inc.
0.45%, 05/12/24	1,558	1,537,055
0.80%, 06/03/25 (Call 05/03/25)	1,391	1,322,101
1.00%, 05/12/26 (Call 04/12/26)	2,405	2,227,824
1.20%, 06/03/27 (Call 04/03/27)	1,310	1,183,453
1.65%, 05/12/28 (Call 03/12/28)	1,840	1,649,842
2.73%, 04/13/24	825	820,828
2.80%, 08/22/24 (Call 06/22/24)	1,550	1,531,134
3.00%, 04/13/25	755	740,394
3.15%, 08/22/27 (Call 05/22/27)(a)	3,181	3,057,442
3.30%, 04/13/27 (Call 03/13/27)	2,045	1,984,828
3.80%, 12/05/24 (Call 09/05/24)	338	335,055
4.55%, 12/01/27 (Call 11/01/27)	1,675	1,690,008
4.60%, 12/01/25(a)	1,255	1,258,478
4.70%, 11/29/24(a)	955	954,433
5.20%, 12/03/25 (Call 09/03/25)	902	912,381

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	$410	$395,834
3.60%, 06/01/26 (Call 03/01/26)	962	940,141
3.65%, 03/15/25 (Call 12/15/24)(a)	547	539,239
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	745	689,860
1.90%, 03/11/25 (Call 02/11/25)	318	306,870
3.45%, 08/01/24 (Call 05/01/24)	858	849,503
3.60%, 06/05/27 (Call 03/05/27)(a)	490	473,407
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	815	781,953
4.63%, 08/01/27 (Call 05/01/27)	665	660,657
5.00%, 02/15/26 (Call 11/15/25)(a)	727	727,210
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	2,615	2,536,981
4.60%, 05/15/28 (Call 04/15/28)	1,365	1,377,848
Netflix Inc.
4.38%, 11/15/26	850	842,849
4.88%, 04/15/28(a)	1,430	1,440,110
5.88%, 02/15/25(a)	745	750,364
5.88%, 11/15/28	1,680	1,768,670
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/24)	565	558,948
5.25%, 04/01/25 (Call 01/01/25)	540	539,731
		41,120,991
Iron & Steel — 0.1%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	1,235	1,293,107
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	575	553,398
3.95%, 05/23/25	545	537,637
4.30%, 05/23/27 (Call 04/23/27)	750	744,578
		3,128,720
Lodging — 0.3%
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 01/16/24)(a)	825	803,319
5.75%, 01/30/27 (Call 12/30/26)(a)	420	430,435
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	357	355,850
5.00%, 10/15/27 (Call 09/15/27)	775	782,296
5.55%, 10/15/28 (Call 09/15/28)	660	680,926
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	613	617,130
Series R, 3.13%, 06/15/26 (Call 03/15/26)	715	687,298
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	400	362,620
4.05%, 01/08/26 (Call 12/08/25)	680	654,941
5.38%, 08/08/25 (Call 06/08/25)	345	340,688
5.65%, 08/08/28 (Call 05/08/28)	1,375	1,350,387
		7,065,890
Machinery — 1.8%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	254	250,484
0.60%, 09/13/24	710	690,663
0.80%, 11/13/25(a)	951	890,546
0.90%, 03/02/26	685	635,884
1.10%, 09/14/27	355	316,643
1.15%, 09/14/26(a)	538	494,818
1.45%, 05/15/25	639	612,156
1.70%, 01/08/27	605	562,605
2.15%, 11/08/24	960	939,114
2.85%, 05/17/24	445	441,880
Security	Par (000)	Value

Machinery (continued)
3.25%, 12/01/24	$661	$651,686
3.40%, 05/13/25	800	786,808
3.60%, 08/12/27	780	761,581
3.65%, 08/12/25	790	778,380
4.35%, 05/15/26	950	946,941
4.50%, 01/08/27(a)	275	276,184
4.80%, 01/06/26	835	839,260
4.90%, 01/17/25(a)	700	700,197
5.15%, 08/11/25	725	730,229
5.40%, 03/10/25	625	629,489
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	263	261,695
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	570	524,779
1.88%, 01/15/26 (Call 12/15/25)	490	461,448
3.95%, 05/23/25(a)	585	576,265
4.55%, 04/10/28 (Call 03/10/28)	645	639,436
5.50%, 01/12/29 (Call 12/12/28)	300	307,902
CNH Industrial NV, 3.85%, 11/15/27
(Call 08/15/27)	100	96,482
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	905	884,147
John Deere Capital Corp.
0.45%, 06/07/24	575	565,706
0.63%, 09/10/24(a)	520	506,502
0.70%, 01/15/26	930	865,501
1.05%, 06/17/26(a)	635	586,538
1.25%, 01/10/25(a)	1,025	990,534
1.70%, 01/11/27	695	643,455
1.75%, 03/09/27	320	294,901
2.05%, 01/09/25(a)	829	807,475
2.35%, 03/08/27(a)	735	691,503
2.60%, 03/07/24	494	492,430
2.65%, 06/24/24	602	595,909
2.65%, 06/10/26	415	398,020
2.80%, 09/08/27	40	37,893
3.35%, 06/12/24	505	501,467
3.40%, 06/06/25	540	531,178
3.45%, 03/13/25	216	213,085
4.05%, 09/08/25	1,005	996,115
4.15%, 09/15/27(a)	815	808,176
4.50%, 01/08/27	425	425,728
4.50%, 01/16/29	425	425,683
4.55%, 10/11/24(a)	395	394,016
4.75%, 06/08/26	665	669,514
4.75%, 01/20/28(a)	560	567,711
4.80%, 01/09/26	710	713,864
4.90%, 03/03/28(a)	830	845,025
4.95%, 06/06/25	345	346,229
4.95%, 07/14/28	1,500	1,531,286
5.05%, 03/03/26(a)	625	631,945
5.15%, 03/03/25	20	20,111
nVent Finance Sarl, 4.55%, 04/15/28
(Call 01/15/28)	500	487,492
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	895	863,587
2.29%, 04/05/27 (Call 02/05/27)	495	462,511
5.25%, 08/16/28 (Call 07/16/28)	670	684,961
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	586	569,577
3.45%, 11/15/26 (Call 08/15/26)	740	711,155
4.15%, 03/15/24 (Call 02/15/24)(a)	609	607,921
4.70%, 09/15/28 (Call 06/15/28)	1,060	1,048,363

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	$205	$185,605
3.25%, 11/01/26 (Call 08/01/26)(a)	610	589,695
		39,996,069
Machinery - Diversified — 0.0%
Ingersoll Rand Inc., 5.40%, 08/14/28
(Call 07/14/28)	520	533,198
John Deere Capital Corp., 5.15%, 09/08/26	210	213,670
		746,868
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	714	691,934
2.25%, 09/19/26 (Call 06/19/26)(a)	690	647,706
2.65%, 04/15/25 (Call 03/15/25)(a)	483	468,218
2.88%, 10/15/27 (Call 07/15/27)	270	253,677
3.00%, 08/07/25(a)	540	525,946
3.25%, 02/14/24 (Call 01/29/24)	579	578,461
3.63%, 09/14/28 (Call 06/14/28)(a)	505	482,351
Carlisle Companies Inc., 3.75%, 12/01/27
(Call 09/01/27)	130	124,577
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	205	196,327
4.35%, 05/18/28 (Call 04/18/28)	470	468,855
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	812	777,087
3.50%, 03/01/24 (Call 01/29/24)	444	443,249
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	588	581,354
3.25%, 03/01/27 (Call 12/01/26)	385	370,419
3.30%, 11/21/24 (Call 08/21/24)(a)	684	673,420
3.65%, 06/15/24	1,224	1,214,887
4.25%, 09/15/27 (Call 08/15/27)(a)	710	702,036
Teledyne Technologies Inc., 2.25%, 04/01/28
(Call 02/01/28)	545	493,500
		9,694,004
Media — 1.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	985	930,476
4.20%, 03/15/28 (Call 12/15/27)	1,055	1,013,800
4.50%, 02/01/24 (Call 01/16/24)	781	781,000
4.91%, 07/23/25 (Call 04/23/25)	3,796	3,762,415
6.15%, 11/10/26 (Call 10/10/26)	960	979,987
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,299	1,222,267
3.15%, 03/01/26 (Call 12/01/25)(a)	1,945	1,889,705
3.15%, 02/15/28 (Call 11/15/27)	1,835	1,741,081
3.30%, 02/01/27 (Call 11/01/26)	1,610	1,555,190
3.30%, 04/01/27 (Call 02/01/27)	455	438,728
3.38%, 08/15/25 (Call 05/15/25)	757	741,850
3.55%, 05/01/28 (Call 02/01/28)(a)	90	86,660
3.70%, 04/15/24 (Call 03/15/24)(a)	15	14,938
3.95%, 10/15/25 (Call 08/15/25)	1,105	1,090,918
4.15%, 10/15/28 (Call 07/15/28)	4,575	4,508,080
5.25%, 11/07/25	570	576,543
5.35%, 11/15/27 (Call 10/15/27)	925	951,920
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	1,592	1,517,976
4.90%, 03/11/26 (Call 12/11/25)(a)	670	667,901
Security	Par (000)	Value

Media (continued)
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	$490	$462,812
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	704	687,018
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	471	437,126
3.38%, 02/15/28 (Call 12/15/27)	70	64,420
3.70%, 06/01/28 (Call 03/01/28)	130	120,787
Thomson Reuters Corp., 3.35%, 05/15/26
(Call 02/15/26)	555	536,368
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	886	829,675
2.95%, 06/15/27	310	297,057
3.00%, 02/13/26	894	865,164
3.15%, 09/17/25	935	911,662
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	349	342,178
1.75%, 01/13/26(a)	1,293	1,224,392
2.20%, 01/13/28(a)	210	194,229
3.35%, 03/24/25	654	642,661
3.70%, 09/15/24 (Call 06/15/24)	611	608,038
3.70%, 10/15/25 (Call 07/15/25)	641	630,344
3.70%, 03/23/27(a)	745	728,416
		34,053,782
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	958	941,255

Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	780	786,506
4.88%, 02/27/26	895	899,427
5.10%, 09/08/28 (Call 08/08/28)	730	747,132
5.25%, 09/08/26	885	901,240
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	595	572,687
4.38%, 08/01/28 (Call 01/29/24)	540	521,435
4.55%, 11/14/24 (Call 08/14/24)	875	865,725
5.00%, 09/01/27 (Call 09/01/24)	400	395,978
Kinross Gold Corp., 4.50%, 07/15/27
(Call 04/15/27)	185	180,856
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,260	1,387,206
		7,258,192
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	890	833,164
3.28%, 12/01/28 (Call 10/01/28)	425	389,067
4.13%, 05/01/25 (Call 05/01/24)	525	516,407
4.25%, 04/01/28 (Call 10/01/24)(a)	500	479,178
5.50%, 12/01/24 (Call 06/01/24)	585	582,846
		2,800,662
Oil & Gas — 2.3%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	850	815,789
3.12%, 05/04/26 (Call 02/04/26)	1,012	978,693
3.41%, 02/11/26 (Call 12/11/25)(a)	895	873,713
3.54%, 04/06/27 (Call 02/06/27)	510	495,216
3.59%, 04/14/27 (Call 01/14/27)	630	611,355
3.80%, 09/21/25 (Call 07/21/25)(a)	895	884,059
3.94%, 09/21/28 (Call 06/21/28)	1,470	1,431,329
4.23%, 11/06/28 (Call 08/06/28)	1,550	1,533,930

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$875	$839,006
3.72%, 11/28/28 (Call 08/28/28)	45	43,411
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	617	590,386
3.80%, 04/15/24 (Call 01/29/24)	330	328,810
3.85%, 06/01/27 (Call 03/01/27)	1,010	977,110
3.90%, 02/01/25 (Call 11/01/24)	598	590,509
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,194	1,148,392
2.00%, 05/11/27 (Call 03/11/27)	1,315	1,221,798
2.90%, 03/03/24 (Call 01/29/24)(a)	501	500,028
2.95%, 05/16/26 (Call 02/16/26)(a)	2,050	1,986,267
3.33%, 11/17/25 (Call 08/17/25)	709	695,128
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	923	869,900
1.02%, 08/12/27 (Call 06/12/27)	85	75,754
3.85%, 01/15/28 (Call 10/15/27)	110	108,500
3.90%, 11/15/24 (Call 08/15/24)	542	540,411
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	955	948,821
4.38%, 01/15/28 (Call 10/15/27)	805	780,722
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)	665	643,488
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	620	608,266
4.15%, 01/15/26 (Call 10/15/25)	805	797,775
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,015	972,227
5.70%, 04/01/28 (Call 03/01/28)	80	81,434
6.13%, 02/01/25 (Call 01/01/25)	605	608,190
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	290	274,632
2.88%, 04/06/25 (Call 03/06/25)	704	688,180
3.00%, 04/06/27 (Call 02/06/27)	250	239,200
3.25%, 11/10/24(a)	220	216,915
3.70%, 03/01/24	722	721,492
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	638	630,200
2.28%, 08/16/26 (Call 06/16/26)	940	893,448
2.71%, 03/06/25 (Call 12/06/24)	1,025	1,002,118
2.99%, 03/19/25 (Call 02/19/25)	968	948,667
3.04%, 03/01/26 (Call 12/01/25)	2,150	2,091,055
3.18%, 03/15/24 (Call 01/09/24)	766	764,834
3.29%, 03/19/27 (Call 01/19/27)	775	752,492
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	777	767,758
Marathon Oil Corp., 4.40%, 07/15/27
(Call 04/15/27)	815	797,339
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	886	875,964
4.70%, 05/01/25 (Call 04/01/25)	1,096	1,088,332
5.13%, 12/15/26 (Call 09/15/26)	575	579,068
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	267	262,781
5.55%, 03/15/26 (Call 12/15/25)	75	75,309
5.88%, 09/01/25 (Call 06/01/25)	120	120,871
6.38%, 09/01/28 (Call 03/01/28)(a)	515	541,543
8.50%, 07/15/27 (Call 01/15/27)	395	430,775
Ovintiv Inc.
5.65%, 05/15/25	690	693,396
5.65%, 05/15/28 (Call 04/15/28)(a)	620	630,069
Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66
0.90%, 02/15/24 (Call 01/16/24)(a)	$303	$302,532
1.30%, 02/15/26 (Call 01/15/26)	605	563,301
3.85%, 04/09/25 (Call 03/09/25)	761	749,823
3.90%, 03/15/28 (Call 12/15/27)	750	730,949
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)	510	513,389
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	860	802,196
5.10%, 03/29/26	415	417,584
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	358	349,984
2.50%, 09/12/26(a)	985	938,990
2.88%, 05/10/26(a)	1,585	1,529,029
3.25%, 05/11/25	1,360	1,337,086
3.88%, 11/13/28 (Call 08/23/28)	260	254,832
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	579	566,112
3.75%, 04/10/24	804	801,654
TotalEnergies Capital SA, 3.88%, 10/11/28	20	19,540
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	150	137,661
4.35%, 06/01/28 (Call 03/01/28)	575	567,312
		50,248,829
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	520	484,693
3.34%, 12/15/27 (Call 09/15/27)(a)	990	942,978
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	650	617,138
Schlumberger Investment SA, 4.50%, 05/15/28
(Call 04/15/28)	445	446,024
		2,490,833
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26
(Call 01/28/26)	610	590,169
Amcor Flexibles North America Inc., 4.00%,
05/17/25 (Call 04/17/25)	616	606,977
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)(a)	900	839,925
5.50%, 04/15/28 (Call 03/15/28)(a)(c)	480	483,432
Packaging Corp. of America, 3.40%, 12/15/27
(Call 09/15/27)	25	23,885
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	15	14,751
3.38%, 09/15/27 (Call 06/15/27)	15	14,207
3.75%, 03/15/25 (Call 01/15/25)	727	714,457
3.90%, 06/01/28 (Call 03/01/28)	175	167,675
4.00%, 03/15/28 (Call 12/15/27)	705	680,604
4.65%, 03/15/26 (Call 01/15/26)	800	794,258
		4,930,340
Pharmaceuticals — 4.9%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,285	2,238,301
2.95%, 11/21/26 (Call 09/21/26)	3,560	3,411,781
3.20%, 05/14/26 (Call 02/14/26)	1,905	1,848,941
3.60%, 05/14/25 (Call 02/14/25)	1,895	1,863,695
3.80%, 03/15/25 (Call 12/15/24)	1,750	1,727,831
3.85%, 06/15/24 (Call 03/15/24)(a)	883	877,534
4.25%, 11/14/28 (Call 08/14/28)	1,510	1,501,662

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 01/09/24)	$1,310	$1,290,362
1.20%, 05/28/26 (Call 04/28/26)	407	377,290
1.75%, 05/28/28 (Call 03/28/28)	1,065	954,228
4.88%, 03/03/28 (Call 02/03/28)	975	991,079
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	535	493,392
3.13%, 06/12/27 (Call 03/12/27)	340	327,079
3.38%, 11/16/25	1,697	1,661,784
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	790	783,529
3.70%, 06/06/27 (Call 03/06/27)(a)	1,535	1,483,091
3.73%, 12/15/24 (Call 09/15/24)(a)	805	795,003
4.69%, 02/13/28 (Call 01/13/28)	765	764,917
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,410	1,318,981
1.13%, 11/13/27 (Call 09/13/27)	240	213,242
2.90%, 07/26/24 (Call 06/26/24)	2,083	2,060,416
3.20%, 06/15/26 (Call 04/15/26)	419	407,282
3.25%, 02/27/27	450	436,438
3.45%, 11/15/27 (Call 08/15/27)(a)	770	747,284
3.88%, 08/15/25 (Call 05/15/25)	70	69,052
3.90%, 02/20/28 (Call 11/20/27)	1,290	1,266,302
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	320	316,911
3.41%, 06/15/27 (Call 03/15/27)	795	760,136
3.75%, 09/15/25 (Call 06/15/25)	515	504,273
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	610	597,885
3.40%, 05/15/24 (Call 02/15/24)	429	427,402
3.45%, 12/15/27 (Call 09/15/27)(a)	225	216,493
Cigna Group (The)
0.61%, 03/15/24 (Call 01/09/24)	288	286,525
1.25%, 03/15/26 (Call 02/15/26)	738	683,205
3.05%, 10/15/27 (Call 07/15/27)	215	203,553
3.25%, 04/15/25 (Call 01/15/25)	723	707,378
3.40%, 03/01/27 (Call 12/01/26)	1,310	1,260,333
3.50%, 06/15/24 (Call 03/17/24)	583	580,382
4.13%, 11/15/25 (Call 09/15/25)(a)	1,865	1,836,146
4.38%, 10/15/28 (Call 07/15/28)	3,810	3,755,277
4.50%, 02/25/26 (Call 11/27/25)	936	928,765
5.69%, 03/15/26 (Call 03/15/24)	475	474,518
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,020	1,792,736
2.63%, 08/15/24 (Call 07/15/24)	946	932,399
2.88%, 06/01/26 (Call 03/01/26)(a)	1,524	1,457,811
3.00%, 08/15/26 (Call 06/15/26)	700	669,512
3.38%, 08/12/24 (Call 05/12/24)	683	678,253
3.63%, 04/01/27 (Call 02/01/27)	730	706,748
3.88%, 07/20/25 (Call 04/20/25)	2,412	2,374,041
4.10%, 03/25/25 (Call 01/25/25)	877	868,564
4.30%, 03/25/28 (Call 12/25/27)	5,080	4,989,211
5.00%, 02/20/26 (Call 01/20/26)	1,351	1,355,063
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	772	753,516
5.00%, 02/27/26 (Call 02/27/24)	710	708,487
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	1,018	1,003,544
3.88%, 05/15/28(a)	1,545	1,520,406
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24
(Call 05/01/24)	699	695,824
Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	$857	$806,351
0.95%, 09/01/27 (Call 07/01/27)(a)	960	857,729
2.45%, 03/01/26 (Call 12/01/25)	1,700	1,635,374
2.63%, 01/15/25 (Call 11/15/24)	731	716,070
2.90%, 01/15/28 (Call 10/15/27)(a)	1,370	1,311,750
2.95%, 03/03/27 (Call 12/03/26)	1,190	1,148,999
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	545	507,526
1.30%, 08/15/26 (Call 07/15/26)	595	547,209
5.25%, 02/15/26 (Call 02/15/24)	15	15,000
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	779	768,485
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	999	927,832
1.70%, 06/10/27 (Call 05/10/27)	1,435	1,318,081
1.90%, 12/10/28 (Call 10/10/28)	795	713,569
2.75%, 02/10/25 (Call 11/10/24)	925	907,124
2.90%, 03/07/24 (Call 02/07/24)	672	671,019
4.05%, 05/17/28 (Call 04/17/28)	500	497,064
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	719	703,189
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,011	983,274
2.00%, 02/14/27 (Call 12/14/26)	580	544,557
3.00%, 11/20/25 (Call 08/20/25)	1,623	1,581,706
3.10%, 05/17/27 (Call 02/17/27)	1,165	1,120,203
3.40%, 05/06/24(a)	1,462	1,454,639
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	744	706,191
2.75%, 06/03/26(a)	953	914,356
2.95%, 03/15/24 (Call 02/15/24)	711	709,007
3.00%, 12/15/26(a)	1,395	1,342,315
3.40%, 05/15/24	822	817,571
3.60%, 09/15/28 (Call 06/15/28)	1,060	1,029,684
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	1,720	1,712,242
4.45%, 05/19/28 (Call 04/19/28)(a)	3,755	3,746,595
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25(a)	2,565	2,559,191
Pharmacia LLC, 6.60%, 12/01/28	10	10,872
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	925	906,912
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)	2,605	2,503,987
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	1,500	1,520,835
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)(a)	1,965	1,909,832
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	693	658,349
2.30%, 06/22/27 (Call 04/22/27)(a)	695	633,438
Wyeth LLC, 6.45%, 02/01/24	408	408,000
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)(a)	350	331,940
3.90%, 08/20/28 (Call 05/20/28)	144	140,764
4.50%, 11/13/25 (Call 08/13/25)(a)	995	989,925
5.40%, 11/14/25 (Call 10/14/25)	300	302,777
		107,547,326
Pipelines — 3.2%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	245	240,073
4.95%, 12/15/24 (Call 09/15/24)(a)	378	377,777

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.95%, 06/01/26 (Call 03/01/26)	$580	$587,367
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	1,225	1,230,592
5.88%, 03/31/25 (Call 10/02/24)	1,057	1,059,979
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/24)	1,795	1,739,365
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	1,034	1,022,719
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	890	891,121
5.63%, 07/15/27 (Call 04/15/27)	395	403,339
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/24 (Call 10/15/24)	314	307,090
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	494	499,284
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	448	412,982
2.50%, 01/15/25 (Call 12/15/24)(a)	432	421,378
2.50%, 02/14/25	450	437,835
3.50%, 06/10/24 (Call 03/10/24)	545	541,175
3.70%, 07/15/27 (Call 04/15/27)	120	115,910
4.25%, 12/01/26 (Call 09/01/26)(a)	680	671,607
5.90%, 11/15/26 (Call 10/15/26)	690	708,925
5.97%, 03/08/26 (Call 03/08/24)(a)	620	619,952
6.00%, 11/15/28 (Call 10/15/28)	520	545,503
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	933	905,964
3.90%, 05/15/24 (Call 02/15/24)	575	572,303
3.90%, 07/15/26 (Call 04/15/26)	560	545,139
4.00%, 10/01/27 (Call 07/01/27)	105	101,375
4.05%, 03/15/25 (Call 12/15/24)	931	918,482
4.20%, 04/15/27 (Call 01/15/27)	700	682,525
4.25%, 04/01/24 (Call 01/29/24)	541	540,353
4.40%, 03/15/27 (Call 12/15/26)(a)	735	721,873
4.50%, 04/15/24 (Call 03/15/24)	681	679,292
4.75%, 01/15/26 (Call 10/15/25)	978	971,538
4.95%, 05/15/28 (Call 02/15/28)	810	807,751
4.95%, 06/15/28 (Call 03/15/28)	995	991,064
5.50%, 06/01/27 (Call 03/01/27)	945	957,826
5.55%, 02/15/28 (Call 01/15/28)	990	1,009,382
6.05%, 12/01/26 (Call 11/01/26)	695	714,244
6.10%, 12/01/28 (Call 11/01/28)	165	173,279
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)(a)	845	829,601
3.75%, 02/15/25 (Call 11/15/24)(a)	403	398,641
3.90%, 02/15/24 (Call 01/29/24)	835	834,459
3.95%, 02/15/27 (Call 11/15/26)	455	447,307
4.15%, 10/16/28 (Call 07/16/28)(a)	1,000	982,889
4.60%, 01/11/27 (Call 12/11/26)	425	425,545
5.05%, 01/10/26	700	705,386
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	780	780,000
4.25%, 09/01/24 (Call 06/01/24)(a)	718	713,535
4.30%, 05/01/24 (Call 02/01/24)	606	603,986
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	415	381,985
4.30%, 06/01/25 (Call 03/01/25)	1,305	1,289,565
4.30%, 03/01/28 (Call 12/01/27)(a)	1,100	1,077,829
5.00%, 02/01/29 (Call 01/01/29)	625	626,046
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	622	622,385
Security	Par (000)	Value

Pipelines (continued)
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	$1,280	$1,198,861
4.00%, 02/15/25 (Call 11/15/24)(a)	483	476,474
4.00%, 03/15/28 (Call 12/15/27)	1,140	1,104,063
4.13%, 03/01/27 (Call 12/01/26)	1,050	1,029,136
4.25%, 12/01/27 (Call 09/01/27)	155	151,796
4.88%, 12/01/24 (Call 09/01/24)	1,087	1,083,319
4.88%, 06/01/25 (Call 03/01/25)	937	932,803
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	611	600,722
4.00%, 07/13/27 (Call 04/13/27)	185	179,934
4.55%, 07/15/28 (Call 04/15/28)	585	578,081
5.55%, 11/01/26 (Call 10/01/26)	710	721,597
5.65%, 11/01/28 (Call 10/01/28)(a)	805	830,389
5.85%, 01/15/26 (Call 12/15/25)	580	588,497
ONEOK Partners LP, 4.90%, 03/15/25
(Call 12/15/24)	627	623,630
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	820	811,204
4.50%, 12/15/26 (Call 09/15/26)	640	633,798
4.65%, 10/15/25 (Call 07/15/25)	884	876,946
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,220	1,194,342
5.00%, 03/15/27 (Call 09/15/26)	1,325	1,329,354
5.63%, 03/01/25 (Call 12/01/24)	1,615	1,618,563
5.88%, 06/30/26 (Call 12/31/25)	1,382	1,405,875
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	580	559,358
3.50%, 03/15/25 (Call 12/15/24)	482	472,580
4.75%, 03/15/24 (Call 01/29/24)	882	881,233
Targa Resources Corp., 5.20%, 07/01/27
(Call 06/01/27)	575	577,053
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
5.00%, 01/15/28 (Call 01/15/25)	260	256,296
6.50%, 07/15/27 (Call 07/15/24)(a)	700	712,425
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,540	1,495,292
4.25%, 05/15/28 (Call 02/15/28)	1,275	1,243,412
4.88%, 01/15/26 (Call 10/15/25)	781	779,383
6.20%, 03/09/26 (Call 03/09/24)	775	773,430
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26 (Call 11/01/25)	902	945,613
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	500	493,809
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	825	805,036
6.35%, 01/15/29 (Call 12/15/28)	400	418,550
Williams Companies Inc. (The), 5.30%, 08/15/28
(Call 07/15/28)	855	870,851
Williams Cos. Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	1,160	1,118,518
3.90%, 01/15/25 (Call 10/15/24)	685	676,394
4.00%, 09/15/25 (Call 06/15/25)(a)	697	685,840
4.30%, 03/04/24 (Call 01/29/24)	478	477,824
4.55%, 06/24/24 (Call 03/24/24)	1,152	1,147,150
4.90%, 03/15/29 (Call 02/15/29)	425	425,544
5.40%, 03/02/26	980	989,910
		69,620,407
Real Estate — 0.1%
Brookfield Corp., 4.00%, 01/15/25 (Call 10/15/24)	442	436,863

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
CBRE Services Inc., 4.88%, 03/01/26
(Call 12/01/25)	$625	$623,528
Sun Communities Operating LP, 5.50%, 01/15/29
(Call 12/15/28)(a)	350	353,008
		1,413,399
Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities Inc., 3.45%,
04/30/25 (Call 02/28/25)	813	796,224
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	380	369,401
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	445	419,249
1.45%, 09/15/26 (Call 08/15/26)(a)	600	549,911
1.50%, 01/31/28 (Call 11/30/27)	775	680,396
1.60%, 04/15/26 (Call 03/15/26)	655	608,923
2.40%, 03/15/25 (Call 02/15/25)	649	628,994
2.75%, 01/15/27 (Call 11/15/26)	430	405,594
2.95%, 01/15/25 (Call 12/15/24)	567	554,287
3.38%, 05/15/24 (Call 04/15/24)	19	18,880
3.38%, 10/15/26 (Call 07/15/26)	885	849,339
3.55%, 07/15/27 (Call 04/15/27)	825	791,729
3.60%, 01/15/28 (Call 10/15/27)	560	534,308
3.65%, 03/15/27 (Call 02/15/27)(a)	830	800,750
4.00%, 06/01/25 (Call 03/01/25)	638	628,189
4.40%, 02/15/26 (Call 11/15/25)	478	472,366
5.00%, 02/15/24	417	416,830
5.25%, 07/15/28 (Call 06/15/28)	745	754,278
5.50%, 03/15/28 (Call 02/15/28)	795	812,493
5.80%, 11/15/28 (Call 10/15/28)(a)	795	824,587
AvalonBay Communities Inc., 3.45%, 06/01/25
(Call 03/03/25)	758	743,326
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	934	870,023
3.20%, 01/15/25 (Call 10/15/24)	999	977,249
3.65%, 02/01/26 (Call 11/03/25)	948	915,372
3.80%, 02/01/24 (Call 01/29/24)	811	811,000
4.50%, 12/01/28 (Call 09/01/28)	540	515,709
6.75%, 12/01/27 (Call 11/01/27)	400	418,072
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	255	250,886
4.13%, 06/15/26 (Call 03/15/26)	700	679,073
Camden Property Trust, 5.85%, 11/03/26
(Call 10/03/26)	10	10,305
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	794	720,516
1.35%, 07/15/25 (Call 06/15/25)(a)	525	497,006
2.90%, 03/15/27 (Call 02/15/27)	1,120	1,050,283
3.20%, 09/01/24 (Call 07/01/24)	858	846,963
3.65%, 09/01/27 (Call 06/01/27)	715	680,772
3.70%, 06/15/26 (Call 03/15/26)	745	721,338
3.80%, 02/15/28 (Call 11/15/27)	1,010	960,930
4.00%, 03/01/27 (Call 12/01/26)	165	160,008
4.45%, 02/15/26 (Call 11/15/25)(a)	790	780,297
4.80%, 09/01/28 (Call 08/01/28)(a)	5	4,938
5.00%, 01/11/28 (Call 12/11/27)	1,180	1,174,132
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	15	13,249
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	1,005	972,481
4.45%, 07/15/28 (Call 04/15/28)	480	470,648
5.55%, 01/15/28 (Call 12/15/27)	930	949,397
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	$596	$558,256
1.25%, 07/15/25 (Call 06/15/25)	453	428,549
1.45%, 05/15/26 (Call 04/15/26)	626	580,412
1.55%, 03/15/28 (Call 01/15/28)	800	704,803
1.80%, 07/15/27 (Call 05/15/27)(a)	300	272,108
2.63%, 11/18/24 (Call 10/18/24)	981	958,952
2.90%, 11/18/26 (Call 09/18/26)	545	517,793
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	690	657,443
3.50%, 03/01/28 (Call 12/01/27)	55	52,703
Essex Portfolio LP, 3.50%, 04/01/25
(Call 01/01/25)	731	715,426
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)	749	722,981
5.70%, 04/01/28 (Call 03/01/28)	145	148,207
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	791	788,428
5.30%, 01/15/29 (Call 10/15/28)	550	542,574
5.38%, 04/15/26 (Call 01/15/26)	863	861,097
5.75%, 06/01/28 (Call 03/03/28)(a)	405	407,670
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)(a)	325	311,450
3.75%, 07/01/27 (Call 04/01/27)	465	441,655
Healthpeak OP LLC
2.13%, 12/01/28 (Call 10/01/28)	400	352,688
3.25%, 07/15/26 (Call 05/15/26)	742	714,032
Host Hotels & Resorts LP, Series E, 4.00%,
06/15/25 (Call 03/15/25)	485	475,414
Invitation Homes Operating Partnership LP, 2.30%,
11/15/28 (Call 09/15/28)	490	433,748
Kimco Realty OP LLC
2.80%, 10/01/26 (Call 07/01/26)	395	373,251
3.30%, 02/01/25 (Call 12/01/24)	652	639,780
Mid-America Apartments LP, 3.60%, 06/01/27
(Call 03/01/27)(a)	460	444,964
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	435	422,668
4.75%, 01/15/28 (Call 10/15/27)	360	349,182
5.25%, 01/15/26 (Call 10/15/25)	740	737,131
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	280	259,288
4.88%, 06/15/28 (Call 05/15/28)	600	608,097
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	555	515,604
1.50%, 11/09/26 (Call 10/09/26)	735	676,347
1.85%, 05/01/28 (Call 03/01/28)	620	557,324
1.95%, 11/09/28 (Call 09/09/28)	10	8,927
3.09%, 09/15/27 (Call 06/15/27)	95	90,482
5.13%, 01/15/29 (Call 12/15/28)	600	615,492
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	620	590,405
3.40%, 01/15/28 (Call 11/15/27)	455	433,377
3.65%, 01/15/28 (Call 10/15/27)	420	403,133
3.88%, 04/15/25 (Call 02/15/25)	560	551,949
3.95%, 08/15/27 (Call 05/15/27)	570	554,956
4.13%, 10/15/26 (Call 07/15/26)	645	635,318
4.63%, 11/01/25 (Call 09/01/25)	607	603,663
4.88%, 06/01/26 (Call 03/01/26)	495	494,850
5.05%, 01/13/26 (Call 01/13/24)(a)	670	670,110

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP, 3.60%, 02/01/27
(Call 11/01/26)	$610	$587,221
Sabra Health Care LP, 5.13%, 08/15/26
(Call 05/15/26)	585	575,838
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	1,265	1,158,882
1.75%, 02/01/28 (Call 11/01/27)(a)	125	112,139
2.00%, 09/13/24 (Call 06/13/24)	1,030	1,010,549
3.25%, 11/30/26 (Call 08/30/26)(a)	240	231,680
3.30%, 01/15/26 (Call 10/15/25)	915	888,978
3.38%, 10/01/24 (Call 07/01/24)	1,000	987,340
3.38%, 06/15/27 (Call 03/15/27)	230	220,518
3.38%, 12/01/27 (Call 09/01/27)	165	157,497
3.50%, 09/01/25 (Call 06/01/25)(a)	1,027	1,007,459
3.75%, 02/01/24 (Call 01/29/24)(a)	465	465,000
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	803	788,268
4.00%, 03/01/28 (Call 12/01/27)	60	57,681
4.13%, 01/15/26 (Call 10/15/25)	648	634,824
4.40%, 01/15/29 (Call 10/15/28)	600	582,031
VICI Properties LP
4.38%, 05/15/25	525	516,567
4.75%, 02/15/28 (Call 01/15/28)	1,025	1,005,012
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	400	350,777
2.70%, 02/15/27 (Call 12/15/26)	570	537,775
3.63%, 03/15/24 (Call 02/15/24)(a)	588	586,587
4.00%, 06/01/25 (Call 03/01/25)	1,336	1,315,539
4.25%, 04/01/26 (Call 01/01/26)	795	786,119
4.25%, 04/15/28 (Call 01/15/28)	575	563,256
Weyerhaeuser Co., 4.75%, 05/15/26	780	775,615
WP Carey Inc., 4.60%, 04/01/24 (Call 01/29/24)	215	214,838
		67,111,378
Retail — 2.3%
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)	550	540,691
3.75%, 06/01/27 (Call 03/01/27)	440	427,370
6.25%, 11/01/28 (Call 10/01/28)(a)	350	371,508
Best Buy Co. Inc., 4.45%, 10/01/28
(Call 07/01/28)(a)	115	114,431
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,050	953,454
2.75%, 05/18/24 (Call 03/18/24)	842	835,396
3.00%, 05/18/27 (Call 02/18/27)(a)	830	799,070
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	505	489,721
4.13%, 05/01/28 (Call 02/01/28)	55	53,844
4.15%, 11/01/25 (Call 08/01/25)	544	536,198
4.25%, 09/20/24	839	832,080
4.63%, 11/01/27 (Call 10/01/27)	535	530,506
5.20%, 07/05/28 (Call 06/05/28)(a)	465	472,617
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)(a)	950	935,648
4.20%, 05/15/28 (Call 02/15/28)	1,005	980,942
Genuine Parts Co., 1.75%, 02/01/25
(Call 01/09/24)	575	556,018
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	350	306,159
1.50%, 09/15/28 (Call 07/15/28)	875	774,622
2.13%, 09/15/26 (Call 06/15/26)	910	858,100
2.50%, 04/15/27 (Call 02/15/27)	515	485,994
Security	Par (000)	Value

Retail (continued)
2.70%, 04/15/25 (Call 03/15/25)	$555	$542,381
2.80%, 09/14/27 (Call 06/14/27)(a)	175	166,247
2.88%, 04/15/27 (Call 03/15/27)	1,315	1,254,383
3.00%, 04/01/26 (Call 01/01/26)(a)	1,087	1,055,150
3.35%, 09/15/25 (Call 06/15/25)	808	791,981
3.75%, 02/15/24 (Call 01/29/24)	1,051	1,050,212
3.90%, 12/06/28 (Call 09/06/28)	520	510,557
4.00%, 09/15/25 (Call 08/15/25)(a)	585	580,203
4.95%, 09/30/26 (Call 08/30/26)(a)	435	440,099
5.13%, 04/30/25	425	427,212
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	710	623,164
1.70%, 09/15/28 (Call 07/15/28)	925	816,496
2.50%, 04/15/26 (Call 01/15/26)	1,011	964,416
3.10%, 05/03/27 (Call 02/03/27)(a)	1,005	963,287
3.35%, 04/01/27 (Call 03/01/27)	890	857,374
3.38%, 09/15/25 (Call 06/15/25)	696	679,952
4.00%, 04/15/25 (Call 03/15/25)	714	705,271
4.40%, 09/08/25	920	914,196
4.80%, 04/01/26 (Call 03/01/26)	1,010	1,010,512
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	465	441,377
3.25%, 06/10/24	526	523,522
3.30%, 07/01/25 (Call 06/15/25)	656	642,262
3.38%, 05/26/25 (Call 02/26/25)	625	612,946
3.50%, 03/01/27 (Call 12/01/26)	725	705,261
3.50%, 07/01/27 (Call 05/01/27)(a)	835	809,579
3.70%, 01/30/26 (Call 10/30/25)	1,473	1,448,434
3.80%, 04/01/28 (Call 01/01/28)	860	838,857
4.80%, 08/14/28 (Call 07/14/28)	515	522,370
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	538	523,427
3.60%, 09/01/27 (Call 06/01/27)	660	636,544
4.35%, 06/01/28 (Call 03/01/28)(a)	405	400,915
5.75%, 11/20/26 (Call 10/20/26)	325	332,797
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	567	521,048
4.60%, 04/15/25 (Call 03/15/25)	705	700,199
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)(a)	460	425,431
2.45%, 06/15/26 (Call 03/15/26)	475	451,879
3.50%, 03/01/28 (Call 12/01/27)	470	451,718
3.80%, 08/15/25 (Call 06/15/25)	1,029	1,012,417
4.00%, 11/15/28 (Call 08/15/28)	10	9,797
4.75%, 02/15/26 (Call 01/15/26)	895	897,055
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	970	908,667
2.25%, 04/15/25 (Call 03/15/25)(a)	1,027	996,369
2.50%, 04/15/26(a)	958	921,908
3.50%, 07/01/24	813	806,799
TJX Cos. Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	360	315,911
2.25%, 09/15/26 (Call 06/15/26)	955	905,532
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	385	377,874
2.85%, 07/08/24 (Call 06/08/24)(a)	1,044	1,033,931
3.05%, 07/08/26 (Call 05/08/26)	785	762,186
3.30%, 04/22/24 (Call 01/29/24)	1,068	1,063,429
3.55%, 06/26/25 (Call 04/26/25)	875	863,289
3.70%, 06/26/28 (Call 03/26/28)	1,225	1,206,828
3.90%, 09/09/25	1,235	1,224,469

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.90%, 04/15/28 (Call 03/15/28)	$630	$623,992
4.00%, 04/15/26 (Call 03/15/26)	500	496,341
		51,622,822
Semiconductors — 1.9%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	625	554,624
3.50%, 12/05/26 (Call 09/05/26)	880	859,420
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	1,110	1,074,551
3.90%, 10/01/25 (Call 07/01/25)	735	726,105
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	755	721,520
3.88%, 01/15/27 (Call 10/15/26)(a)	2,324	2,264,695
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	345	309,618
3.15%, 11/15/25 (Call 10/15/25)	878	851,659
3.46%, 09/15/26 (Call 07/15/26)	680	658,008
3.63%, 10/15/24 (Call 09/15/24)(a)	749	740,327
4.11%, 09/15/28 (Call 06/15/28)	1,050	1,021,489
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	830	734,656
2.60%, 05/19/26 (Call 02/19/26)	895	857,266
2.88%, 05/11/24 (Call 03/11/24)	873	866,570
3.15%, 05/11/27 (Call 02/11/27)	1,080	1,039,503
3.40%, 03/25/25 (Call 02/25/25)	770	757,832
3.70%, 07/29/25 (Call 04/29/25)	1,944	1,914,209
3.75%, 03/25/27 (Call 01/25/27)	870	852,480
3.75%, 08/05/27 (Call 07/05/27)	680	664,614
4.88%, 02/10/26	1,299	1,306,390
4.88%, 02/10/28 (Call 01/10/28)	1,460	1,479,536
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	717	716,091
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	763	749,972
3.80%, 03/15/25 (Call 12/15/24)	568	560,999
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	561	523,144
2.45%, 04/15/28 (Call 02/15/28)	620	561,884
Microchip Technology Inc.
0.98%, 09/01/24	928	904,105
4.25%, 09/01/25 (Call 09/01/24)	1,135	1,118,769
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	860	842,615
4.98%, 02/06/26 (Call 12/06/25)	540	540,466
5.38%, 04/15/28 (Call 03/15/28)	495	503,512
NVIDIA Corp.
0.58%, 06/14/24 (Call 01/09/24)	900	884,894
1.55%, 06/15/28 (Call 04/15/28)	1,045	936,980
3.20%, 09/16/26 (Call 06/16/26)	955	928,687
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	525	524,958
5.35%, 03/01/26 (Call 01/01/26)	480	482,789
5.55%, 12/01/28 (Call 09/01/28)	75	76,989
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	497	481,433
3.15%, 05/01/27 (Call 03/01/27)	190	180,481
3.88%, 06/18/26 (Call 04/18/26)	670	652,517
4.40%, 06/01/27 (Call 05/01/27)	580	572,895
Qorvo Inc., 1.75%, 12/15/24(a)	495	477,170
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	795	701,262
2.90%, 05/20/24 (Call 03/20/24)	777	771,297
Security	Par (000)	Value

Semiconductors (continued)
3.25%, 05/20/27 (Call 02/20/27)(a)	$1,770	$1,708,079
3.45%, 05/20/25 (Call 02/20/25)	1,132	1,112,659
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	567	528,141
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	565	520,650
1.38%, 03/12/25 (Call 02/12/25)	782	754,151
2.90%, 11/03/27 (Call 08/03/27)	420	398,875
4.60%, 02/15/28 (Call 01/15/28)	475	480,165
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	580	574,877
		41,026,578
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	325	286,374
3.48%, 12/01/27 (Call 09/01/27)	110	104,174
3.84%, 05/01/25 (Call 04/01/25)	587	576,417
		966,965
Software — 2.7%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)(a)	491	476,863
2.15%, 02/01/27 (Call 12/01/26)	850	797,915
3.25%, 02/01/25 (Call 11/01/24)(a)	879	865,350
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	460	445,211
Broadridge Financial Solutions Inc., 3.40%,
06/27/26 (Call 03/27/26)	555	536,171
Fidelity National Information Services Inc.
0.60%, 03/01/24	570	567,648
1.15%, 03/01/26 (Call 02/01/26)	1,177	1,094,279
1.65%, 03/01/28 (Call 01/01/28)(a)	540	483,489
4.50%, 07/15/25	740	735,752
4.70%, 07/15/27 (Call 06/15/27)(a)	505	506,518
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	815	754,264
2.75%, 07/01/24 (Call 06/01/24)(a)	1,525	1,507,279
3.20%, 07/01/26 (Call 05/01/26)	1,640	1,580,375
3.85%, 06/01/25 (Call 03/01/25)	900	885,347
4.20%, 10/01/28 (Call 07/01/28)	638	622,962
5.38%, 08/21/28 (Call 07/21/28)	610	624,906
5.45%, 03/02/28 (Call 02/02/28)	885	907,094
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	581	549,539
1.35%, 07/15/27 (Call 05/15/27)	540	488,240
5.13%, 09/15/28 (Call 08/15/28)	640	657,303
5.25%, 09/15/26 (Call 08/15/26)	600	611,421
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	1,832	1,745,834
2.70%, 02/12/25 (Call 11/12/24)	935	915,858
2.88%, 02/06/24 (Call 01/29/24)	1,783	1,782,451
3.13%, 11/03/25 (Call 08/03/25)	2,700	2,639,644
3.30%, 02/06/27 (Call 11/06/26)	3,485	3,400,103
3.40%, 09/15/26 (Call 06/15/26)(c)	875	854,999
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,232	2,086,435
2.30%, 03/25/28 (Call 01/25/28)	1,939	1,759,549
2.50%, 04/01/25 (Call 03/01/25)	3,200	3,104,646
2.65%, 07/15/26 (Call 04/15/26)	2,432	2,308,140
2.80%, 04/01/27 (Call 02/01/27)	1,800	1,697,165
2.95%, 11/15/24 (Call 09/15/24)	1,477	1,448,655
2.95%, 05/15/25 (Call 02/15/25)	1,517	1,476,170
3.25%, 11/15/27 (Call 08/15/27)(a)	2,465	2,339,944

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.40%, 07/08/24 (Call 04/08/24)	$1,697	$1,681,606
4.50%, 05/06/28 (Call 04/06/28)	325	323,464
5.80%, 11/10/25	998	1,013,083
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	718	673,533
1.40%, 09/15/27 (Call 07/15/27)	95	84,906
2.35%, 09/15/24 (Call 08/15/24)(a)	718	706,216
3.80%, 12/15/26 (Call 09/15/26)	714	698,641
4.20%, 09/15/28 (Call 06/15/28)	620	606,472
Salesforce Inc.
0.63%, 07/15/24 (Call 01/09/24)	905	886,069
1.50%, 07/15/28 (Call 05/15/28)	875	778,865
3.70%, 04/11/28 (Call 01/11/28)	1,105	1,084,090
Take-Two Interactive Software Inc.
3.55%, 04/14/25	610	598,493
3.70%, 04/14/27 (Call 03/14/27)	785	762,826
4.95%, 03/28/28 (Call 02/28/28)	610	614,512
5.00%, 03/28/26	675	676,978
VMware LLC
1.00%, 08/15/24 (Call 01/09/24)	900	879,886
1.40%, 08/15/26 (Call 07/15/26)	1,335	1,222,465
1.80%, 08/15/28 (Call 06/15/28)	620	544,693
3.90%, 08/21/27 (Call 05/21/27)	1,070	1,035,296
4.50%, 05/15/25 (Call 04/15/25)	772	766,061
4.65%, 05/15/27 (Call 03/15/27)	475	470,627
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	930	899,480
		60,265,781
Telecommunications — 2.7%
AT&T Inc.
0.90%, 03/25/24 (Call 01/09/24)(a)	927	920,698
1.65%, 02/01/28 (Call 12/01/27)	1,935	1,723,536
1.70%, 03/25/26 (Call 01/09/24)	2,530	2,369,771
2.30%, 06/01/27 (Call 04/01/27)	2,262	2,096,435
3.80%, 02/15/27 (Call 11/15/26)	830	809,131
4.10%, 02/15/28 (Call 11/15/27)	1,495	1,461,366
4.25%, 03/01/27 (Call 12/01/26)	1,460	1,440,503
5.54%, 02/20/26 (Call 02/20/24)	1,275	1,271,236
Bell Telephone Co. of Canada or Bell Canada,
Series US-3, 0.75%, 03/17/24(a)	140	139,305
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,308	1,249,082
2.95%, 02/28/26	680	660,033
3.50%, 06/15/25	575	567,117
3.63%, 03/04/24	592	591,575
Motorola Solutions Inc., 4.60%, 02/23/28
(Call 11/23/27)	610	604,529
Nokia OYJ, 4.38%, 06/12/27	25	24,098
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	195	185,577
2.95%, 03/15/25	620	604,473
3.20%, 03/15/27 (Call 02/15/27)	1,375	1,314,565
3.63%, 12/15/25 (Call 09/15/25)	774	754,199
Sprint Capital Corp., 6.88%, 11/15/28	1,815	1,959,176
Sprint LLC
7.13%, 06/15/24(a)	155	155,667
7.63%, 02/15/25 (Call 11/15/24)	1,505	1,528,185
7.63%, 03/01/26 (Call 11/01/25)(a)	1,390	1,450,826
Telefonica Emisiones SA, 4.10%, 03/08/27	756	740,647
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	895	843,833
3.70%, 09/15/27 (Call 06/15/27)	350	336,909
Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	$680	$636,314
2.05%, 02/15/28 (Call 12/15/27)	1,715	1,545,467
2.25%, 02/15/26 (Call 02/15/24)	1,535	1,455,915
2.63%, 04/15/26 (Call 04/15/24)	315	300,302
3.50%, 04/15/25 (Call 03/15/25)	2,257	2,211,951
3.75%, 04/15/27 (Call 02/15/27)	3,635	3,524,116
4.75%, 02/01/28 (Call 02/01/24)	1,530	1,522,258
4.80%, 07/15/28 (Call 06/15/28)	1,080	1,082,131
4.85%, 01/15/29 (Call 12/15/28)	455	455,271
4.95%, 03/15/28 (Call 02/15/28)	859	865,059
5.38%, 04/15/27 (Call 04/15/24)(a)	780	783,568
Verizon Communications Inc.
0.75%, 03/22/24	400	397,344
0.85%, 11/20/25 (Call 10/20/25)	1,081	1,007,345
1.45%, 03/20/26 (Call 02/20/26)	1,603	1,495,018
2.10%, 03/22/28 (Call 01/22/28)	2,670	2,413,551
2.63%, 08/15/26	1,560	1,483,537
3.00%, 03/22/27 (Call 01/22/27)	1,350	1,283,751
3.38%, 02/15/25(a)	599	588,942
3.50%, 11/01/24 (Call 08/01/24)	1,120	1,104,378
4.13%, 03/16/27	2,545	2,501,546
4.33%, 09/21/28	4,525	4,458,406
Vodafone Group PLC
4.13%, 05/30/25	1,324	1,309,392
4.38%, 05/30/28(a)	891	888,802
		59,116,836
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)(a)	619	608,860
3.50%, 09/15/27 (Call 06/15/27)	110	104,210
3.55%, 11/19/26 (Call 09/19/26)	650	620,096
		1,333,166
Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	609	596,846
3.25%, 06/15/27 (Call 03/15/27)	430	414,258
3.40%, 09/01/24 (Call 06/01/24)	863	853,591
3.75%, 04/01/24 (Call 01/09/24)	655	653,101
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)	552	532,063
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 01/29/24)	1,310	1,267,388
1.75%, 12/02/26 (Call 11/02/26)	860	795,136
2.90%, 02/01/25 (Call 11/01/24)	774	756,867
4.00%, 06/01/28 (Call 03/01/28)	430	421,474
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	335	319,175
3.25%, 06/01/27 (Call 03/01/27)	780	749,397
3.35%, 11/01/25 (Call 08/01/25)	690	673,573
3.40%, 08/01/24 (Call 05/01/24)	733	725,606
3.80%, 03/01/28 (Call 12/01/27)	685	669,584
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	742	718,992
3.40%, 02/15/28 (Call 11/15/27)	445	425,220
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	310	297,803
3.80%, 08/01/28 (Call 05/01/28)(a)	500	486,881
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	555	545,248

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.65%, 03/18/24 (Call 02/18/24)(a)	$528	$526,718
5.25%, 06/01/28 (Call 05/01/28)(a)	595	605,592
5.65%, 03/01/28 (Call 02/01/28)(a)	355	365,187
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	640	599,771
2.75%, 03/01/26 (Call 12/01/25)	625	603,132
3.00%, 04/15/27 (Call 01/15/27)	245	234,336
3.15%, 03/01/24 (Call 02/01/24)	327	326,428
3.25%, 08/15/25 (Call 05/15/25)(a)	535	523,629
3.75%, 07/15/25 (Call 05/15/25)	481	474,253
3.95%, 09/10/28 (Call 06/10/28)(a)	895	883,930
4.75%, 02/21/26 (Call 01/21/26)	500	502,006
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	454	431,215
2.80%, 11/15/24 (Call 09/15/24)	671	659,665
3.05%, 11/15/27 (Call 08/15/27)	865	825,209
3.90%, 04/01/25 (Call 03/01/25)	591	585,156
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,160	1,069,492
1.50%, 09/22/28 (Call 07/22/28)	1,025	914,782
3.95%, 09/09/27 (Call 08/09/27)	860	854,507
		22,887,211
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	10	9,443
3.40%, 03/01/25 (Call 12/01/24)	845	830,272
		839,715
Total Long-Term Investments — 98.9%
(Cost: $2,216,175,276)	.	2,180,152,740

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	139,069,031	$139,152,472
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	19,070,000	19,070,000

Total Short-Term Securities — 7.2%
(Cost: $158,137,606)		158,222,472

Total Investments — 106.1%
(Cost: $2,374,312,882)		2,338,375,212

Liabilities in Excess of Other Assets — (6.1)%		(134,574,449)

Net Assets — 100.0%		$2,203,800,763

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$122,187,536	$16,942,844	(a)	$—	$15,926	$6,166	$139,152,472	139,069,031	$82,222	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,110,000	12,960,000	(a)	—	—	—	19,070,000	19,070,000	112,309		—
					$15,926	$6,166	$158,222,472		$194,531		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,180,152,740	$—	$2,180,152,740
Short-Term Securities
Money Market Funds	158,222,472	—	—	158,222,472
	$158,222,472	$2,180,152,740	$—	$2,338,375,212

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate